As filed on April 1, 2005

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. 1

Post-Effective Amendment No. ☐

(Check appropriate box or boxes)

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

(Exact Name of Registrant as Specified in Charter)

(973) 367-7521

(Area Code and Telephone Number)

Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

Address of Principal Executive Offices:

(Number, Street, City, State, Zip Code)

Deborah A. Docs, Esq.

Secretary, Strategic Partners Style Specific Funds

Gateway Center Three, 100 Mulberry Street

Newark, NJ 07102

Name and Address of Agent for Service:

(Number and Street) (City) (State) (Zip Code)

Copies to:

Joel H. Goldberg

Shearman & Sterling LLP

599 Lexington Avenue

New York, NY 10022

Approximate Date of Proposed Public Offering:  As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Shares of beneficial interest,  par value $0.001 per share of the Strategic Partners Small Capitalization Value Fund of Strategic Partners Style Specific Funds, Inc.  Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.
STRATEGIC PARTNERS SMALL COMPANY FUND

One Corporate Drive
P.O. Box 883
Shelton, Connecticut 06484

IMPORTANT PROXY MATERIALS

PLEASE VOTE NOW

April 1, 2005

Dear Shareholder

I am writing to ask you to vote on an important proposal whereby the assets of Strategic Partners Small Company Fund ("Small Company Fund") would be acquired by Strategic Partners Small Capitalization Value Fund ("Small Capitalization Value Fund," and together with the Small Company Fund, the "Funds"). The proposed acquisition is referred to as the "Transaction." Small Company Fund is a series of Strategic Partners Mutual Funds, Inc., a Maryland corporation (formerly American Skandia Advisor Funds, Inc.) ("SP Mutual Funds"). Small Capitalization Value Fund is a series of Strategic Partners Style Specific Funds, a Delaware statutory trust ("Style Specific Funds"). A shareholder meeting for Small Company Fund is scheduled for Wednesday, June 29, 2005. Only shareholders of Small Company Fund will vote on the acquisition of Small Company Fund's assets by Small Capitalization Value Fund.

This package contains information about the proposal and includes materials you will need to vote. The Board of Directors of SP Mutual Funds has reviewed the proposal and recommended that it be presented to shareholders of Small Company Fund for their consideration. Although the Directors have determined that the proposal is in the best interests of Small Company Fund shareholders, the final decision is up to you.

If approved, the proposed transaction would give you the opportunity to participate in a mutual fund with similar investment policies. Combining Small Company Fund and Small Capitalization Value Fund will allow you to enjoy a larger asset base over which expenses may be spread. In addition, Small Company Fund shareholders are expected to realize a reduction in both the net and gross annual operating expenses paid on their investment in the combined fund. The accompanying proxy statement and prospectus includes a detailed description of the proposal. Please read the enclosed materials carefully and cast your vote. Remember, your vote is extremely important, no matter how large or small your holdings. By voting now, you can help avoid additional costs that would be incurred with follow-up letters and calls.

To vote, you may use any of the following methods:

•  By Mail. Please complete, date and sign your proxy card before mailing it in the enclosed postage-paid envelope. Votes must be received by 11:59 p.m. Eastern Time on the day prior to the meeting.

•  By Internet. Have your proxy card available. Go to the web site: www.proxyvote.com. Enter your 12-digit control number from your proxy card. Follow the simple instructions found on the web site. Votes must be entered by 11:59 p.m. Eastern Time on the day prior to the meeting.

•  By Telephone.  If your Fund shares are held in your own name, call 1-800-690-6903 toll free. If your Fund shares are held on your behalf in a brokerage account, call 1-800-454-8683 toll-free. Enter your 12-digit  control number from your proxy card. Follow the simple instructions. Votes must be entered by 11:59 p.m. Eastern Time on the day prior to the meeting.

Special Note for Systematic Investment Plans and Those with Outstanding Certificates (e.g., Automatic Investment Plan, Systematic Exchange, etc.) Shareholders on systematic investment plans must contact their financial advisor or call our customer service division, toll-free, at (800) 225-1852 to change their options. Otherwise, if the proposed Transaction is approved, starting on the day following the closing of the proposed transaction (which is expected to occur shortly after the shareholder meeting), future purchases will automatically be made in shares of Small Capitalization Value Fund. Shareholders with outstanding certificates are also urged to return their certificates via Certified or Registered Mail to the address below:

Prudential Mutual Fund Svc
Attn: Account Services
2101 Welsh Road
Dresher, PA 19025

If you have any questions before you vote, please call Computershare Fund Services at 1-877-288-7314 toll-free. They will be happy to help you understand the proposal and assist you in voting. Thank you for your participation.

  Judy A. Rice
President

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

STRATEGIC PARTNERS SMALL COMPANY FUND

One Corporate Drive
P.O. Box 883
Shelton, Connecticut 06484

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To our Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of Strategic Partners Small Company Fund ("Small Company Fund"), a series of Strategic Partners Mutual Funds, Inc. ("SP Mutual Funds"), will be held at 100 Mulberry Street, Gateway Center Three, 14th Floor, Newark, New Jersey 07102, on Wednesday,
June 29, 2005 at 12:00 p.m. local time, for the following purposes:

For shareholders of Small Company Fund to approve or disapprove a Plan of Reorganization under which Small Company Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Strategic Partners Small Capitalization Value Fund ("Small Capitalization Value Fund"), a series of Strategic Partners Style Specific Funds ("Style Specific Funds"). In connection with this proposed transfer, each whole and fractional share of each class of Small Company Fund shall be exchanged for whole and fractional shares of equal net asset value of the same class of Small Capitalization Value Fund and outstanding shares of Small Company Fund will be cancelled.

To transact such other business as may properly come before the Meeting or any adjournments of the Meeting.

The Board of Directors of SP Mutual Funds, on behalf of Small Company Fund, has fixed the close of business on April 1, 2005, as the record date for the determination of the shareholders of Small Company Fund entitled to notice of, and to vote at, the Meeting and any adjournments of the Meeting.

  Deborah A. Docs
Secretary

Dated: April 1, 2005

A proxy card is enclosed along with the Proxy Statement. Please vote your shares today by signing and returning the enclosed proxy card in the postage prepaid envelope provided. You also may vote by telephone or via the Internet as described in the enclosed materials. The Board of Directors of Small Company Fund recommends that you vote "FOR" the proposal.

Your vote is important.
Please return your proxy card promptly.

Shareholders are invited to attend the Meeting in person. Any shareholder who does not expect to attend the Meeting is urged to complete the enclosed proxy card, date and sign it, and return it in the envelope provided, which needs no postage if mailed in the United States. In order to avoid unnecessary expense, we ask for your cooperation in mailing your proxy card promptly, no matter how large or small your holdings may be.

INSTRUCTIONS FOR EXECUTING YOUR PROXY CARD

The following general rules for executing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to execute your proxy card properly.

1.  INDIVIDUAL ACCOUNTS: Your name should be signed exactly as it appears on the account registration shown on the proxy card.

2.  JOINT ACCOUNTS: Both owners must sign and the signatures should conform exactly to the names shown on the account registration.

3.  ALL OTHER ACCOUNTS should show the capacity of the individual signing. This can be shown either in the form of account registration or by the individual executing the proxy card. For example:

	REGISTRATION	VALID SIGNATURE
A. 1.	XYZ Corporation	John Smith, President

2.	XYZ Corporation	John Smith, President

c/o John Smith, President

B. 1.	ABC Company Profit Sharing Plan	Jane Doe, Trustee

2.	Jones Family Trust	Charles Jones, Trustee

3.	Sarah Clark, Trustee	Sarah Clark, Trustee

u/t/d 7/1/85

C. 1.	Thomas Wilson, Custodian	Thomas Wilson, Custodian

f/b/o Jessica Wilson UTMA

New Jersey

STRATEGIC PARTNERS SMALL COMPANY FUND
A SERIES OF STRATEGIC PARTNERS MUTUAL FUNDS, INC.
PROXY STATEMENT

and

STRATEGIC PARTNERS SMALL CAPITALIZATION VALUE FUND
A SERIES OF STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
PROSPECTUS

One Corporate Drive
P.O. Box 883
Shelton, Connecticut 06484

Dated April 1, 2005

Acquisition of the Assets of the Strategic Partners Small Company Fund by and in exchange for shares of the Strategic Partners Small Capitalization Value Fund

This Proxy Statement and Prospectus ("Proxy Statement") is being furnished to shareholders of Strategic Partners Small Company Fund ("Small Company Fund"), a series of Strategic Partners Mutual Funds, Inc. ("SP Mutual Funds" or the "Company"), a Maryland corporation, in connection with the solicitation of proxies by the Board of Directors of SP Mutual Funds for use at the Special Meeting of Shareholders of Small Company Fund, and at any adjournments of the meeting (the "Meeting").

The Meeting will be held at 100 Mulberry Street, Gateway Center three, 14th Floor, Newark, New Jersey 07102, on Wednesday, June 29, 2005 at 12:00 p.m. local time. This Proxy Statement will first be sent to shareholder on or about April 1, 2005.

The purpose of the Meeting is for shareholders of the Small Company Fund to vote on a Plan of Reorganization (the "Plan") under which the Small Company Fund will transfer all of its assets to, and all of its liabilities will be assumed by, Strategic Partners Small Capitalization Value Fund ("Small Capitalization Value Fund" and, together with the Small Company Fund, the "Funds"), which is a series of Strategic Partners Style Specific Funds ("Style Specific Funds"), a Delaware statutory trust, in exchange for shares of the Small Capitalization Value Fund, and the subsequent cancellation of shares of the Small Company Fund. If the transaction is approved, each whole and fractional share of each class of the Small Company Fund shall be exchanged for whole and fractional shares of equal net asset value of the same class of the Small Capitalization Value Fund as soon as practicable following the Meeting and the Small Company Fund will be liquidated and the Small Capitalization Value Fund will be the surviving fund.

The investment objective of the Small Company Fund is to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued, while the investment objective of the Small Capitalization Value Fund is to seek above-average capital appreciation. Each Fund invests primarily in assets of small capitalization companies. If the shareholders of the Small Company Fund approve the transaction, the shareholders of Small Company Fund will become shareholders of the Small Capitalization Value Fund.

This Proxy Statement gives the information about the proposed reorganization and issuance of shares of the Small Capitalization Value Fund that you should know before investing. You should retain it for future reference. Additional information about the Small Capitalization Value Fund and the proposed reorganization has been filed with the Securities and Exchange Commission ("SEC") and can be found in the following documents:

•  The Prospectus for the Small Capitalization Value Fund dated November 22, 2004, is attached with and considered a part of this Prospectus/Proxy Statement.

•  A Statement of Additional Information ("SAI") relating to this Proxy Statement dated November 22, 2004, has been filed with the SEC and is incorporated by reference into this Proxy Statement.

You may request a free copy of the SAI relating to this Proxy Statement or other documents related to SP Mutual Funds without charge by calling 1-800-225-1852 or by writing to the SP Mutual Funds at the above address.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Proxy Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

SUMMARY

This is only a summary of certain information contained elsewhere in this Proxy Statement, including the Plan. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A) and the Prospectus for the Small Capitalization Value Fund (attached as Exhibit B). This summary is qualified in its entirety by reference to these documents.

The Proposal

You are being asked to consider and approve a Plan of Reorganization that will have the effect of combining the Small Company Fund and the Small Capitalization Fund into a single mutual fund. If shareholders of the Small Company Fund vote to approve the Plan, the assets of the Small Company Fund will be transferred to the Small Capitalization Value Fund in exchange for an equal value of shares of the Small Capitalization Value Fund. Shareholders of the Small Company Fund will have their shares exchanged for shares of the Small Capitalization Value Fund of equal dollar value based upon the value of the shares at the time the Small Company Fund's assets are transferred to the Small Capitalization Value Fund. After the transfer of assets and exchange of shares have been completed, the Small Company Fund will be liquidated and dissolved. The proposed reorganization is referred to in this Proxy Statement as the "Transaction." As a result of the Transaction, you will cease to be a shareholder of the Small Company Fund and will become a shareholder of the Small Capitalization Value Fund.

For the reasons set forth in the "Reasons for the Transaction" section, the Board of Directors/Trustees of SP Mutual Funds and Style Specific Funds, respectively, has determined that the Transaction is in the best interests of the shareholders of the Small Company Fund and the Small Capitalization Value Fund, and has also concluded that no dilution in value would result to the shareholders of either Fund as a result of the Transaction.

The Board of Directors of the SP Mutual Funds, on behalf of the Small Company Fund, has approved the Plan and unanimously recommends that you vote to approve the Plan. The Trustees of Style Specific Funds, on behalf of the Small Capitalization Value Fund, have also approved the proposed transaction.

Shareholder Voting

Shareholders who own shares of the Small Company Fund at the close of business on April 1, 2005 (the "Record Date") will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold of the Small Company Fund. To approve the Transaction for the reorganization of the Small Company Fund, the affirmative vote of the holders of a majority of the total number of shares of capital stock of the Small Company Fund outstanding and entitled to vote thereon must be voted in favor of the Plan.

Please vote your shares as soon as you receive this Proxy Statement. You may vote by completing and signing the enclosed ballot (the "proxy card") or over the Internet or by phone. If you vote by any of these methods, your votes will be officially cast at the Meeting by persons appointed as proxies.

You can revoke or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Proxy Statement.

COMPARISONS OF IMPORTANT FEATURES OF THE FUNDS

The Investment Objective and Strategies of the Funds

This section describes the investment policies of the Small Company Fund and the Small Capitalization Value Fund and the differences between them. For a complete description of the investment policies and risks of the Small Capitalization Value Fund, you should read the Prospectus for the Small Capitalization Value Fund that is enclosed with this Proxy Statement.

The Small Company Fund and Small Capitalization Value Fund seek to achieve their investment objective through substantially similar, but not identical strategies. The investment objective of the Small Company Fund is to provide long-term growth. The investment objective of the Small Capitalization Value Fund is seek above average capital appreciation. Each Fund normally invests at least 80% of its investable assets in small capitalization companies. The Small Company Fund generally defines small capitalization stocks as stocks of companies with a capitalization of $1.5 billion or less. The Small Capitalization Value Fund generally defines small capitalization stocks to be stocks of companies with a total market capitalization of less than $2.5 billion.

Both Funds emphasize an investment style that focuses on similar characteristics in selecting stocks. In determining which securities to buy, the sub-adviser of the Small Company Fund generally looks to the following: (1) low price/earnings, price/book value or total capitalization/cash flow ratios relative to the company's peers, (2) low stock price relative to the company's underlying asset values, and (3) a sound balance sheet and other positive financial characteristics. In choosing stocks, the Small Capitalization Value Fund considers a number of factors, such as a company's sales, earnings, book value, cash flow, recent performance and the nature of the industry the company is in.

Although each of the Funds invests its assets primarily in small capitalization equity securities, each of the Funds may invest in certain fixed-income securities, including U.S. Government obligations, money market instruments and corporate and other debt obligations. Fixed-income securities are generally subject to two kinds of risk: credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest and principal payments when they become due. Market risk relates to the fact that the prices of fixed-income securities generally will be affected by changes in the level of interest rates in the markets generally. An increase in interest rates will tend to reduce the prices of such securities, while a decline in interest rates will tend to increase their prices.

Comparison of Other Policies of the Funds

Diversification

Each of the Funds is a diversified fund under the Investment Company Act of 1940 (the "1940 Act"). This means that, with respect to 75% of the value of each Fund's total assets, such Fund may not purchase a security of any issuer (other than obligations of the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of total assets of a Fund will be invested in the securities of a single issuer or more than 10% of any single issuer's outstanding voting securities would be held by the Fund.

Borrowing, Issuing Senior Securities and Pledging Assets

Neither Fund may issue senior securities, borrow money or pledge assets except as permitted under the 1940 Act Laws, Interpretations and Exemptions. Under the 1940 Act, a Fund can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the Fund must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing, and obligations of the Fund to Directors are not deemed to be a pledge of assets or the issuance of a senior security.

Lending

Both Funds may lend assets to brokers, dealers and financial institutions. Both Funds may make loans, including loans of assets of the Fund, repurchase agreements, trade claims, loan participations or similar investments, as permitted by the 1940 Act Laws, Interpretations and Exemptions.

Illiquid Securities

Both Funds may invest in illiquid securities, including securities with legal or contractual restrictions on transfer, those without a readily available market and repurchase agreements with maturities longer than seven days. Each Fund may hold up to 15% of its net assets in illiquid securities.

Temporary Defensive Investments

Although each Fund normally invests assets according to its investment strategy, there are times when, in response to adverse market, economic or political conditions, a Fund may make temporary defensive investments. The Small Company Fund may establish and maintain cash reserves without limitation for temporary defensive purposes. These reserves may be invested in high-quality domestic and foreign money market instruments, including repurchase agreements and money market mutual funds managed by the Fund's sub-adviser. Small Capitalization Value Fund may invest up to 100% of its assets in money market instruments or U.S. Government securities, in response to adverse market, economic or political conditions. In addition, Small Capitalization Value Fund may invest up to 100% of its assets in corporate and other debt obligations when the sub-adviser believes that a temporary defensive position is appropriate. As disclosed in each Fund's Statement of Additional Information, each Fund may invest up to 25% of its total assets in shares of an affiliated mutual fund, as permitted under an order from the SEC.

Investment Restrictions

A Fund may not change a fundamental investment restriction without the prior approval of its shareholders. A non-fundamental investment policy, however, may be changed without shareholder approval. The Funds have adopted identical fundamental investment restrictions, which limit a Fund's ability to: (i) issue senior securities; (ii) borrow money (except for non-leveraging, temporary or emergency purposes); (iii) underwrite securities; (iv) purchase or sell real estate; (v) purchase or sell physical commodities; (vi) make loans (except for certain securities lending transactions); and (vii) concentrate its investments by investing 25% or more of the value of the Fund's assets in securities of issuers having their principal business activities in the same industry. In addition, each Fund has adopted a fundamental investment restriction to diversify its investments, as described above.

Risks of Investing in the Funds

Like all investments, an investment in the Funds involves risk. There is no assurance that either of the Funds will meet its investment objective. As with any mutual fund investing primarily in equity securities, the value of the securities held by a Fund may decline. Stocks can decline for many reasons, including reasons related to the particular company, the industry of which it is a part, or the securities markets generally. These declines may be substantial. In addition, there are certain risks that are associated with the particular investment strategies employed by each Fund.

Both Funds are subject to the risks normally associated with funds that invest in common stocks. Investments in common stocks expose each of the Funds to the same market risk: the risk that the price of a particular stock owned by a Fund could go down. Generally, the stock price of large companies is more stable than the stock price of smaller companies. In addition to an individual stock losing value, the value of a market sector or of the equity markets as a whole could go down. In addition, different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments. Foreign markets, economies and political systems, particularly those in developing countries, may subject foreign investments to increased risks. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and generally are not subject to regulatory requirements comparable to those in the U.S. Each of the Funds is also subject to small company risk. As discussed above, both Funds invest normally at least 80% of their assets in small capitalization companies. Small capitalization companies usually offer a smaller range of products and services than larger companies. They may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies tend to fluctuate in value more than the stocks of larger, more established companies.

For more information about the risks associated with the Small Capitalization Value Fund's investment strategies, please refer to the Fund's Prospectus, and for a more detailed discussion of the investments, see the Fund's Statement of Information, both of which are incorporated into this Proxy Statement by reference.

Federal Income Tax Considerations

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified and elected or intends to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to continue to qualify in the future. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements

The Transaction may entail various tax consequences, which are discussed under the caption "Tax Consequences of the Transaction."

Forms of Organization

The Small Company Fund is a series of SP Mutual Funds, which is a diversified, open-end management investment company, organized as a Maryland corporation. Small Capitalization Value Fund is a series of Style Specific Funds, which is a diversified, open-end management investment company organized as a Delaware statutory trust. SP Mutual Funds is authorized to issue 5.5 billion shares of capital stock, $0.001 par value per share, 150,000,000 of which are designated as shares of Small Company Fund, which are further divided into Class A, Class B, Class C, Class L, Class M, Class X and New Class X shares. The rights and terms of Class X and New Class X shares are almost identical so, for ease of reference, SP Mutual Funds sometimes provides combined expense, capitalization, financial and other information for "New Class X" and "Class X" and refers to all such shares as "Class X." The principal difference between outstanding shares of the two classes is that Class X shares issued prior to August 17, 1998 are subject to automatic conversion approximately 8 years after purchase, while New Class X shares, meaning Class X shares issued on or after August 17, 1998, are subject to automatic conversion approximately 10 years after purchase. You should be aware that if you hold shares referred to as "Class X," your conversion rights are determined by the date you purchased your shares. Style Specific Funds is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six series and three classes.

SP Mutual Funds operates pursuant to a Charter, which includes its Articles of Incorporation and supplements, corrections, and amendments thereto, and By-Laws. Style Specific Funds operates pursuant to an Agreement and Declaration of Trust ("Declaration") and By-Laws. SP Mutual Funds is governed by a Board of Directors; Style Specific Funds by a Board of Trustees. We refer to both as a "Board" and sometimes refer separately to "Directors" or "Trustees". Due to differences in Maryland and Delaware law and the governing documents of SP Mutual Funds and Style Specific Funds, we have summarized below several material differences between the rights of stockholders of SP Mutual Funds and of Style Specific Funds. The following is only a summary and is not a complete description of the governing documents of SP Mutual Funds and Style Specific Funds. You should refer to the Charter and By-Laws of SP Mutual Funds and the Declaration and By-Laws of Style Specific Funds for more complete information.

Form of Ownership

Ownership interests in SP Mutual Funds and its series are represented by shares of common stock, par value $.001 per share, of a corporation. Ownership interests in Style Specific Funds are represented by shares of beneficial interest, no par value, in series of a statutory trust. In either case, we refer to the ownership interest as "shares" and to holders of shares as "stockholders".

Extraordinary Transactions

The Declaration permits the Trustees of Style Specific Funds, without stockholder approval (unless such approval is otherwise required by the Investment Company Act) to (a) cause Style Specific Funds to convert or merge, reorganize or consolidate with or into one or more business entities (or a series thereof to the extent permitted by law) so long as the surviving or resulting entity is an open-end management investment company (or a series thereof to the extent permitted by law) formed, organized or existing under the laws of a U.S. jurisdiction and that, in the case of any business entity created by the Board to accomplish such conversion, merger, reorganization or consolidation, may succeed to or assume Style Specific Funds' registration under the Investment Company Act, (b) cause shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, (c) cause Style Specific Funds to incorporate under the laws of a U.S. jurisdiction, (d) sell or convey all or substantially all of the assets of Style Specific Funds or any series or class thereof to another series or class thereof or to another business entity (or a series thereof to the extent permitted by law) organized under the laws of a U.S. jurisdiction so long as such business entity is an open-end management investment company and, in the case of any business entity created by the Board to accomplish such sale and conveyance, may succeed to or assume Style Specific Funds' registration under the Investment Company Act or (e) at any time sell or convert into money all or any part of the assets of Style Specific Funds or any series or class thereof. SP Mutual Funds is authorized under Maryland law to transfer all of its assets without stockholder approval, but most other extraordinary transactions must be approved by a majority of the outstanding voting shares.

Stockholder Meetings

Place of Meeting

SP Mutual Funds may hold stockholder meetings at any place within the United States set by the Board. Style Specific Funds is required to hold stockholder meetings at the principal executive offices of Style Specific Funds or at such other place within the United States as the Trustees shall designate.

Stockholder Voting Rights

Each share of SP Mutual Funds' common stock entitles its holder to one vote. Style Specific Funds' Board is entitled to determine, without the vote or consent of stockholders (except as required by the Investment Company Act) with respect to any matter submitted for a stockholder vote, whether each share shall be entitled to one vote, or whether each dollar of net asset value shall be entitled to one vote. In addition, stockholders of Style Specific Funds are entitled to vote only (1) for the election or removal of Trustees and (2) with respect to such additional matters relating to Style Specific Funds as may be required by the Investment Company Act, the Declaration, the By-Laws or any registration of Style Specific Funds with the Commission (or any successor agency) or any state, or as the Board may consider necessary or desirable.

Record Date

SP Mutual Funds' Board has the power to set a record date, which must be at close of business on, or after the day the record date is fixed, and may not be more than 90 or fewer than 10 days prior to the applicable meeting of stockholders. Style Specific Funds' Board may fix a record date falling not more than 90 days prior to the meeting.

Annual Meetings

SP Mutual Funds is not required to hold an annual meeting of its stockholders in any year in which the election of directors is not required to be acted upon under the Investment Company Act of 1940, as amended (the "Investment Company Act"). There are no requirements regarding annual stockholder meetings set forth in Style Specific Funds' Declaration or By-Laws or the Delaware Statutory Trust Act.

Special Meetings

SP Mutual Funds must call a special meeting of stockholders if so requested by the Chairman or President, by a majority of the Directors by vote at a meeting or in writing (addressed to the Secretary of the Corporation) with or without a meeting, or, in the discretion of the Board, on the written request of stockholders holding at least 10% of the outstanding shares of a series. SP Mutual Funds' Board has power to fix the date and time of any special meeting of stockholders. Style Specific Funds is required to call a meeting of stockholders upon order of the Board, or, for the purpose of voting on the removal of any Trustee, upon the request of stockholders holding at least 10% of the outstanding shares entitled to vote. If the Secretary of Style Specific Funds refuses or neglects to call such meeting for more than 10 days, the Board or stockholders so requesting may call the meeting themselves by giving notice thereof in the manner required by the By-Laws.

Inspector of Elections

SP Mutual Funds is required to appoint one or more inspectors of election, upon the request of stockholders entitled to cast at least 10% of the votes entitled to be cast at the meeting. There are no requirements regarding inspectors set forth in Style Specific Funds' Declaration or By-Laws or the Delaware Statutory Trust Act.

Advance Notice of Stockholder Proposals

There are no requirements regarding advance notice for stockholder proposals set forth in Style Specific Funds' Declaration or By-Laws or the Delaware Statutory Trust Act. Although SP Mutual Funds' charter provides that the bylaws may delineate requirements for presenting matters at annual meetings, the current bylaws do not do so. This generally means that the stockholders may submit proposals from the floor of an annual meeting.

Quorum

The presence, in person or by proxy, of stockholders entitled to cast a majority of all votes entitled to be cast on a matter with respect to one or more series or classes of SP Mutual Funds shall constitute a quorum for the transaction of business at a meeting of such stockholders. For Style Specific Funds, a quorum is one-third of the shares entitled to vote, except when a larger quorum is required by federal law, including the Investment Company Act, the By-Laws or the Declaration.

Adjournments

Whether or not a quorum is present, SP Mutual Funds may adjourn a meeting of stockholders convened on the date for which it was called, by majority vote of the stockholders present, to a date not more than 120 days after the original record date. Style Specific Funds can adjourn a meeting of stockholders without notice thereof if the time and date of the meeting are announced at the meeting and the adjourned meeting is held within a reasonable time after the date of the original meeting. Any meeting of stockholders of Style Specific Funds may be adjourned one or more times from time to time to another time or place by stockholders holding a majority of the outstanding shares present and entitled to vote on a proposal to adjourn at such meeting, whether or not a quorum is present.

Stockholder Action Without a Meeting

Common stockholders of SP Mutual Funds are not entitled to act by written consent unless such consent is unanimous. Stockholders of Style Specific Funds can act by written consent if such consent is signed by the holders of outstanding shares having enough votes to authorize the action at a meeting at which all shares entitled to vote on that action were present and voted, except that in the case of stockholder proposals and any matter subject to a proxy contest or proxy solicitation or any proposal in opposition to a proposal by the Officers or Trustees of Style Specific Funds, shares may be voted only in person or by written proxy at a meeting.

Amendments to Charter/Declaration

Amendments to SP Mutual Funds' Charter generally require the approval of the Board and at least a majority of the outstanding voting securities. However, the Board may amend the Charter to change the name of the company, or change the designation or par value of shares, without stockholder approval. Under Maryland law, the Board of SP Mutual Funds is also authorized to increase or decrease the aggregate authorized capital stock, and classify and reclassify shares, without stockholder approval. The Board of Style Specific Funds is entitled to amend the Declaration without stockholder approval, except that stockholders have the right to vote on (1) any amendment that is required to be approved by stockholders pursuant to the Investment Company Act and (2) any amendment submitted to the stockholders by the Board at its discretion.

Amendment of By-Laws

SP Mutual Funds' By-Laws can be amended by (A) majority vote of the stockholders; or (B) majority vote of the Board. Style Specific Funds' By-Laws can be amended by majority vote of the stockholders or of the Board; provided, however, that no By-Law may be amended, adopted or repealed by the Board if such amendment, adoption or repeal is required by applicable law to be submitted to a vote of stockholders.

Number of Board Members

SP Mutual Funds' Board can change the number of directors to any number between three (3) and twenty-five (25). Stockholders of Style Specific Funds have approved amendments to the Declaration which permit the number of Trustees to be such number as is determined, from time to time, by the Board, without any limitation on the maximum number permitted.

Removal of Board Members

SP Mutual Funds' stockholders may remove a Board member, with or without cause, by the affirmative vote of a majority of all votes entitled to be cast generally in the election of Board members. Trustees of Style Specific Funds may be removed at any stockholder meeting by a vote of 2/3 of the outstanding shares, or by 2/3 vote of the Board.

Board Vacancies

A vacancy on SP Mutual Funds' Board may be filled by a majority of the Board (unless the vacancy results from the removal of a director by the stockholders, in which case the stockholders may elect a successor to fill the vacancy, or unless otherwise required by law). A vacancy on Style Specific Funds' Board may be filled by a majority of the Board; provided that in the event that less than the majority of the Trustees holding office have been elected by the stockholders, to the extent required by the Investment Company Act, but only to such extent, the Trustees then in office shall call a stockholders' meeting for the election of Trustees.

Limitation on Liability of Directors and Officers

SP Mutual Funds' Charter provides that, to the extent permitted by law, a director or officer of SP Mutual Funds will not be liable to SP Mutual Funds or its stockholders for monetary damages. Pursuant to Maryland law, this limitation on liability would not apply (1) to the extent the person actually received an improper benefit or profit in money, property or services; or (2) to the extent that a final adjudication adverse to the person is entered based on a finding that the action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action. The Declaration of Style Specific Funds provides that a Trustee, when acting in such capacity, shall not be liable to any person other than Style Specific Funds or its stockholders for any act, omission or obligation of Style Specific Funds, such Trustee or any other Trustee, except for such Trustee's own willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for any neglect or wrongdoing of any officer, agent, employee, manager, adviser, sub-adviser or principal underwriter of Style Specific Funds. With regard to both SP Mutual Funds and Style Specific Funds, the Investment Company Act will not permit a limitation on liability relating to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Indemnification of Directors, Officers, Employees and Agents

SP Mutual Funds' organizational documents require indemnification of directors and officers to the fullest extent permitted by law. Other employees and agents shall be indemnified to the extent authorized by the Board or the By-Laws. Maryland law prohibits indemnification if it is established that (1) the act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (2) the person actually received an improper personal benefit in money, property or services; or (3) in the case of a criminal proceeding, the person had reasonable cause to believe that the act or omission was unlawful. Style Specific Funds' By-Laws provide that it shall indemnify Trustees, officers, employees and agents to the fullest extent permitted by law. In the case of both SP Mutual Funds and Style Specific Funds, the Investment Company Act prohibits indemnification in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

Indemnification of Stockholders

Style Specific Funds' Declaration provides that if any stockholder or former stockholder is exposed to liability relating to his or her status as a stockholder, and not because of the actions or omissions of such person or entity, such person or entity shall be entitled to be held harmless from and indemnified out of the assets of the particular series of Style Specific Funds of which such person or entity is or was a stockholder and in relation to which such liability arose against all loss and expense arising from such liability. SP Mutual Funds' organizational documents do not include a similar provision; however, under Maryland law, SP Mutual Funds' stockholders generally have no personal liability for the debts or obligations of SP Mutual Funds as a result of their status as stockholders.

Derivative Actions

Style Specific Funds' Declaration imposes certain conditions on the ability of stockholders to bring a derivative action on behalf of Style Specific Funds, including a requirement that stockholders who collectively hold at least 10% of the outstanding shares of Style Specific Funds (or the series or class to which such action relates) join in a pre-suit demand upon the Board to bring such an action unless an effort to cause the Board to bring the action is not likely to succeed. SP Mutual Funds' Charter does not include similar limitations.

Termination and Dissolution

Style Specific Funds may be terminated at any time by the Board by written notice to the stockholders, and any series or class thereof may be terminated at any time by the Board by written notice to the stockholders of such series or class.

Management of the Companies and the Funds

American Skandia Investment Services, Inc. ("ASISI"), One Corporate Drive, Shelton, Connecticut, and Prudential Investments LLC ("PI"), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey, serve as co-managers (each an "Investment Manager" and together, the "Investment Managers") pursuant to an investment management agreement with the SP Mutual Funds on behalf of the Small Company Fund (the "Small Company Fund Management Agreement"). Under the Small Company Fund Management Agreement, PI, as co-manager, will provide supervision and oversight of ASISI's investment management responsibilities with respect to the SP Mutual Funds. Pursuant to the Small Company Fund Management Agreement, the Investment Managers jointly administer the Small Company Fund's business affairs and supervise the Fund's investments. Subject to approval by the Board of Directors, the Investment Managers may select and employ one or more sub-advisors for the Fund, who will have primary responsibility for determining what investments the Fund will purchase, retain and sell. Also subject to the approval of the Board of Directors, the Investment

Managers may reallocate the Small Company Fund's assets among sub-advisors, including (to the extent legally permissible) affiliated sub-advisors, consistent with the Small Company Fund's investment objectives.

PI serves as the manager of the Small Capitalization Value Fund pursuant to an agreement with the Style Specific Funds on behalf of the Small Capitalization Value Fund (the "Small Capitalization Value Fund Management Agreement"). Under the Small Capitalization Value Fund Management Agreement, PI provides investment management responsibilities with respect to the Style Specific Funds. Pursuant to the Small Capitalization Value Fund Management Agreement, the PI administers the Small Capitalization Value Fund's business affairs and supervises the Fund's investments. Subject to approval by the Board of Trustees, PI may select and employ one or more sub-advisors for the Small Capitalization Value Fund, who will have primary responsibility for determining what investments the Fund will purchase, retain and sell. Also subject to the approval of the Board of Trustees, PI may reallocate the Small Capitalization Fund's assets among sub-advisors, including (to the extent legally permissible) affiliated sub-advisors, consistent with the Small Capitalization Value Fund's investment objectives.

Both the SP Mutual Funds and Style Specific Funds have obtained an exemption from the SEC that permits an Investment Manager to change sub-advisors for each of its series, including the Funds, and to enter into new sub-advisory agreements without obtaining shareholder approval of such changes. Any such sub-advisor change would be subject to approval by the Board of Directors/Trustees of the SP Mutual Funds or Style Specific Funds, for their respective Fund. This exemption (which is similar to exemptions granted to other investment companies that are operated in a similar manner as the SP Mutual Funds and Style Specific Funds) is intended to facilitate the efficient supervision and management of the sub-advisors by the Investment Managers and the Directors/Trustees of the SP Mutual Funds and Style Specific Funds, respectively.

With respect to the Small Company Fund and Small Capitalization Value Fund, the respective Investment Manager or Managers currently engage the following sub-advisors to manage the investments of each Fund in accordance with the Fund's investment objective, policies and limitations and any investment guidelines established by the respective Investment Manager or Managers. Each sub-advisor is responsible, subject to the supervision and control of the Investment Manager or Managers, for the purchase, retention and sale of securities in a Fund's investment portfolio under its management.

GAMCO Investors, Inc. ("GAMCO"), a wholly-owned subsidiary of Gabelli Asset Management Inc., serves as the sub-adviser for the Small Company Fund. GAMCO, which is located at One Corporate Center, Rye, New York 10580-1434, managed approximately $27.6 billion in assets as of December 31, 2003.

Mario J. Gabelli, CFA is primarily responsible for the day-to-day management of the Small Company Fund. Mr. Gabelli has managed the Small Company Fund since GAMCO became the Fund's sub-adviser. Mr. Gabelli has been Chief Executive Officer and Chief Investment Officer of GAMCO and its predecessor since the predecessor's inception in 1978.

EARNEST Partners LLC ("EARNEST") and NFJ Investment Group ('NFJ") are the sub-advisers for the Small Capitalization Value Fund.

EARNEST, founded in 1998, is a wholly owned subsidiary of EARNEST Holdings LLC. As of December 31, 2004, EARNEST had $13.934 billion in assets under management. EARNEST is located at 75 14th Street, Suite 2300, Atlanta, GA 30309. Paul E. Viera, Chief Executive Officer and partner of EARNEST, owns a controlling interest in EARNEST and has managed the EARNEST segment of the Small Capitalization Value Fund since December 2001. Mr. Viera is a founding member of EARNEST. He previously served as a Global Partner of, and portfolio manager with, INVESCO Capital Management from 1991 to 1998.

NFJ, formed in 1989, is a wholly owned subsidiary of Allianz Dresdner Asset Management of America, L.P. As of September 30, 2004, the firm had over $7.3 billion of worldwide assets under management and advice. NJF, a disciplined, value-oriented equity manager, is located at 2121 San Jacinto, Dallas, TX 75201. The NFJ segment has been managed by the following people:

Ben J. Fischer, CFA – Managing Director

Mr. Fischer is the lead portfolio manager for the Strategic Partners Small Cap Value Fund and the Target Small Cap Value Portfolio.

Mr. Fischer is a founding partner of NFJ Investment Group. He has over 35 years' experience in portfolio management, investment analysis and research. Prior to founding NFJ in 1989, he was chief investment officer (institutional and fixed income), senior vice president and senior portfolio manager at NationsBank which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge. He received his BA degree in Economics and a JD degree from Oklahoma University, and an MBA from New York University.

E. Clifton Hoover, JR., CFA – Managing Director

Mr. Hoover is the first back-up portfolio manager for the Strategic Partners Small Cap Value Fund and the Target Small Cap Value Portfolio.

Mr. Hoover is a portfolio manager and currently co-manages the PIMCO NFJ Small Cap Value Fund and the PIMCO NFJ Dividend Value Fund. He has over 18 years' experience in financial analysis and portfolio management. Prior to joining NFJ Investment Group in 1997, he was a vice president at Credit Lyonnais and was responsible for the financial analysis and portfolio management of a diversified portfolio. He began his career as a financial analyst with NationsBank in 1985. Mr. Hoover received his BBA and MS-Finance degrees from Texas Tech University in 1984 and 1985, respectively.

Paul A. Magnuson – Managing Director

Mr. Magnuson is the second back-up portfolio manager for the Strategic Partners Small Cap Value Fund and the Target Small Cap Value Portfolio.

Mr. Magnuson is our senior research analyst and a portfolio manager with over 18 years' experience in equity analysis and portfolio management. He currently co-manages the Small-Cap Value and Value investment products for NFJ. Prior to joining NFJ Investment Group in 1992, Mr. Magnuson was an assistant vice president at NationsBank which he joined in 1985. Within the trust investment quantitative services group, he managed structured investment strategies and performed qualitative equity risk analysis on domestic and international portfolios. Mr. Magnuson received his BBA degree in Finance from the University of Nebraska in 1984.

Jeffrey S. Partenheimer, CFA, CPA – Managing Director

Mr. Partenheimer is a small cap value style portfolio manager and a member of the small cap value team at NFJ.

Mr. Partenheimer has over 18 years' experience in financial analysis, portfolio management and large corporate finance. Jeff is co-portfolio manager of the PIMCO NFJ Dividend Value Fund. Prior to joining NFJ Investment Group in 1999, he spent 10 years in commercial banking and 4 years as a treasury director for a major telecommunications equipment manufacturer. He began his career as a financial analyst with First City Bank of Dallas in 1985. Mr. Partenheimer received his BBA degree in 1982 from the University of Texas and his MS-Finance degree from Texas Tech University in 1985.

Chris Najork, CFA – Managing Director

Mr. Najork is a small cap value style portfolio manager and a member of the small cap value team at NFJ.

Mr. Najork is a founding partner of NFJ Investment Group. He has over 35 years' experience encompassing equity research and portfolio management. Prior to the formation of NFJ Investment Group, he was a senior vice president, senior portfolio manager and analyst at NationsBank which he joined in 1974. Mr. Najork enjoyed a tour of duty as Director of Research for the University of Texas Endowment Fund in Austin, TX and returned to NationsBank's Corporate Asset Management Group. Mr. Najork received his BA degree and MBA from Southern Methodist University.

Additional Information About the Portfolio Managers

Set out below is additional information with respect to the portfolio managers for the Fund. Unless noted otherwise, all information is provided as of December 31, 2004.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts managed and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts whose fees are based on performance is indicated in italics typeface.

Portfolio Manager	Registered Investment Company Accounts Managed	Assets of RIC Managed	Other Pooled Accounts Managed	Assets of Other Pooled Accounts Managed	Other Accounts Managed	Assets of Other Accounts Managed

Ben J. Fischer	3	$1,693,396,469	17	$586,025,589	16	$132,682,199
E. Cliff Hoover, Jr.	2	$811,441,902	6	$223,690,003	4	$97,978,370
Paul A. Magnuson	5	$1,217,404,678	3	$85,486,314	2	$43,776,399
Jeffrey S. Partenheimer	2	$6,387,926	5	$2,699,167,799	5	$122,636,772
Chris Najork	4	$3,824,041,839	6	$368,392,470	2	$35,134,727

NFJ does not now have, and does not normally accept, accounts with fees based on performance.

Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Paul Viera	4 Registered Mutual Funds with $1.003 billion in total assets under management.	2 Unregistered Pooled Investment Vehicles with $6.4 million in assets under management.	168 Other Accounts with $10.4 billion in total assets under management.

Compensation

EARNEST Partners: All EARNEST Partners personnel are paid a salary and a discretionary bonus. A portion of the bonus may consist of profit sharing and/or deferred compensation. The Company also matches a portion of employees' 401(k) contributions, if any. The bonus is a function of client satisfaction with respect to investment results and service. Equity ownership is another component of compensation for the portfolio managers. The firm is employee-owned.

NFJ: Contractual agreements provide the founders with competitive salaries and all benefits provided to the senior executives of Allianz. The founders/managing directors have a separate business entity contract and employment contract, including a profit sharing agreement. All other managing directors are eligible for profit sharing pool participation. Compensation is tied to successful performance and growth in assets under management. Our compensation levels are on par with other industry firms. Employees are provided very competitive compensation packages with incentives, including annual bonuses.

Conflicts of Interest

EARNEST Partners: No material conflicts of interest exist. All accounts are managed to model portfolios that are approved by the investment committee, and trades are allocated pro-rata to all accounts so that no one account is advantaged over another pursuant to trade allocation policies and procedures.

NFJ: Exercising shareholder rights may involve a conflict of interest between a client and NFJ (either directly or through an affiliate). Conflicts of interest may arise because the company subject to a vote is a client or an affiliate of NFJ Investment Group. Conflicts may also arise because NFJ is advising the company subject to the vote or another party in a contested vote. NFJ has adopted Proxy Guidelines designed to prevent material conflicts of interest from affecting the manner in which the Company votes its clients' proxies.

Ownership of Fund Securities

None of the portfolio managers own securities issued by the Fund.

Pursuant to the Management Agreement with the Small Company Fund, ASISI receives a monthly investment management fee for the performance of its services. PI does not receive a fee for its management of the Small Company Fund. Pursuant to the Management Agreement with the Small Capitalization Value Fund, PI receives a monthly investment management fee for the performance of its services. The investment management fees are accrued daily for the purposes of determining the sale and redemption price of each Fund's shares. ASISI, as co-manager of the Small Company Fund, and PI, as manager of the Small Capitalization Value Fund, pay each Sub-advisor of the applicable Fund a portion of its fee for the performance of the sub-advisory services at no additional cost to the Fund.

Under the Management Agreement with the Small Company Fund, the Fund is obligated to pay ASISI an annual investment management fee equal to 1.00% of its average daily net assets. The Fund does not pay PI a fee for its management services under the Management Agreement. Under the Management Agreement with the Small Capitalization Value Fund, the Fund is obligated to pay PI an annual investment management fee equal to 0.70% of its average daily net assets. Consequently, the shareholders of the Small Company Fund will pay investment management fees at a lower rate as a result of the Transaction. During its fiscal year ended October 31, 2003, the Small Company Fund paid $1,807,511 in investment management fees to ASISI and during its fiscal year ending July 31, 2004, the Small Capitalization Value Fund paid $378,488 in investment management fees to PI.

The Investment Advisers pay each Sub-advisor a portion of the investment management fee that ASISI and PI receive from the Small Company Fund and the Small Capitalization Value Fund, respectively. Each Investment Manager pays such sub-advisory fees without any additional expense to the Fund. The Funds have comparable sub-advisory fee arrangements. With respect to the Small Company Fund, ASISI pays GAMCO an annual rate equal to 0.40% of the portion of the Fund's combined average daily net assets not in excess of $1 billion; plus 0.30% of the portion in excess of $1 billion. With respect to the Small Capitalization Value Fund, PI pays to EARNEST and NFJ 0.40% of the portion of the Fund's average daily net assets managed by each Sub-advisor.

Distribution Plan

American Skandia Marketing, Incorporated and Prudential Investment Management Services LLC (PIMS) (collectively, the "Distributor") jointly serve as the principal underwriter and distributor for the Small Company Fund. PIMS serves as the principal underwriter and distributor for the Small Capitalization Value Fund. SP Mutual Funds and Style Specific Funds have each adopted a Distribution and Service Plan (commonly known as a "12b-1 Plan") for each Class of shares to compensate the Fund's respective Distributor for its services and costs in distributing shares and servicing shareholder accounts. Under the 12b-1 Plan for each share Class, each Fund is authorized to pay its Distributor at the following rates for assets attributable to the indicated share class:

Share Class	Rate
Class A**	0.30% of the Fund's average daily net assets attributable to Class A shares

Class B	1.00% of the Fund's average daily net assets attributable to Class B shares

Class C	1.00% of the Fund's average daily net assets attributable to Class C shares

Class L*	0.50% of the Fund's average daily net assets attributable to Class L shares

Class M*	1.00% of the Fund's average daily net assets attributable to Class M shares

Class X*	1.00% of the Fund's average daily net assets attributable to Class X shares

*  Currently, only the Small Company Fund has Class L, M, X and New Class X shares. Pending approval of the Transaction, the Small Capitalization Value Fund will create identical share classes to accommodate the Small Company Fund's Class L, M, X and New Class X shareholders, respectively.

**  The Small Capitalization Value Fund and Small Company Fund are currently limiting the rate of Class A shares to .25% of the Fund's average daily net assets attributable to Class A shares.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees may, over time, increase the cost of an investment in the Fund and may be more costly than other types of sales charges.

The Distributor uses distribution and service fees received under the 12b-1 Plan to compensate qualified dealers for services provided in connection with the sale of shares and the maintenance of shareholder accounts. In addition, the Distributor uses distribution and service fees received under the Class X Plans as reimbursement for its purchases of Bonus Shares, which are additional shares granted to investors who invest in Class X.

Valuation

The price you pay for each share of a Fund is based on the share value. The share value of a mutual fund – known as the net asset value per share or NAV – is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of fund XYZ owned by shareholders, the price of one share of the fund – or the NAV – is $10 ($1,000 divided by 100). A Fund's portfolio securities are valued based upon market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board. A Fund also may use fair value pricing if it determines that the market quotation is not reliable based, among other things, on events or market conditions that occur after the quotation is derived or after the close of the primary market on which the security is traded, but before the time that the Fund's NAV is determined. This use of fair value pricing most commonly occurs with securities that are primarily traded outside the U.S. because such securities present time-zone arbitrage opportunities when events or conditions affecting the prices of specific securities or the prices of securities traded in such markets generally occur after the close of the foreign markets but prior to the time the Fund determines its NAV. The Fund may also use fair value pricing with respect to U.S.-traded securities if, for example, trading in a particular security is halted and does not resume before the Fund calculates its NAV or the exchange on which a security is traded closes early. In addition, fair value pricing is used for securities where the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Manager (or Subadviser) does not represent fair value. Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that a Fund uses to determine its NAV may differ from the security's quoted or published price. If a Fund needs to implement fair value pricing after the NAV publishing deadline, but before shares of a Fund are processed, the NAV you receive or pay may differ from the published NAV price. For purposes of computing a Fund's NAV, we will value the Fund's futures contracts 15minutes after the close of trading on the New York Stock Exchange (NYSE). Except when we fair value securities, we normally value each foreign security held by a Fund as of the close of the security's primary market. Fair Value Pricing Procedures are designed to result in prices for the Fund's securities and its net asset value that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of the Fund's NAV by short term traders.

Portfolio Holdings

A description of each Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities will be described in the Fund's Statement of Additional Information and on the Fund's website at www.strategicpartners.com. The Fund will provide a full list of the Fund's portfolio holdings as of the end of the fiscal quarter on its website within approximately 60 days after the end of the Fund's fiscal quarter. In addition, the Fund may release the Fund's top ten holdings, sector and country breakdowns, and largest industries on a monthly basis. Such information will be posted to the Fund's website no earlier than 15 days after the end of each month,and will be available on each Fund's website for at least six months from the posting date. These postings can be located at www.jennisondryden.com.

Frequent Purchases and Redemptions of Fund Shares

Each Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of each Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, each Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so each Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because each Fund cannot predict how much cash it will have to invest. In addition, if each Fund is forced to liquidate investments due to short-

term trading activity, it may incur increased brokerage and tax costs. Similarly, each Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in foreign securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit fund share prices that may be based on closing prices of foreign securities established some time before each fund calculates its own share price. Funds that invest in certain fixed-income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy. The Board has adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, each Fund's Transfer Agent monitors trading activity on a daily basis. Each Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into each Fund and then sell those shares within a specified period of time (a "round-trip transaction") as established by each Fund's Chief Compliance Officer (CCO). The CCO is authorized to set and modify the parameters at any time as required to prevent the adverse impact of frequent trading on Fund shareholders. The CCO has defined frequent trading as one or more roundtrip transactions in shares of each Fund within a 30-day period. A second round-trip within 60 days will begin a warning period that will remain in effect for 90 days. If additional purchase activity is initiated during the warning period, the purchase activity will be cancelled. In addition, if two round-trips have already been completed within the past 90 days, a trading suspension will be placed on the account that remains in effect for 90 days. Exceptions to the trading policy will not normally be granted. Transactions in the Prudential money market funds and the Dryden Ultra Short Bond Fund are excluded from this policy. Each Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into each Fund by a shareholder who has violated this policy. Moreover, each Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in eachFund. The Transfer Agent will monitor trading activity over $25,000 per account on a daily basis for a rolling 30-day period. If a purchase into a Fund is rejected or cancelled for violations of the trading policy, the shareholder will receive are turn of the purchase amount. If each Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements ("Intermediaries"), Intermediaries maintain the individual beneficial owner records and submit to each Fund only aggregate orders combining the transactions of many beneficial owners. Each Fund itself generally cannot monitor trading by particular beneficial owners. Each Fund communicates to Intermediaries in writing that each Fund expects the Intermediaries to impose restrictions on transfers by beneficial owners. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners. Consistent with the restrictions described above, investments in each Fund through retirement programs administered by Prudential Retirement will be similarly identified for frequent purchases and redemptions and appropriately restricted. The Transfer Agent also reviews the aggregate net flows in excess of one million dollars. In those cases, the trade detail is reviewed to determine if any of the activity relates to previously identified policy offenders. In cases of omnibus orders, the Intermediary may be contacted by the Transfer Agent to obtain additional information. The Transfer Agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to previously identified policy offenders. In that case, the shareholder will receive are turn of the purchase amount. Where appropriate, the Transfer Agent may request that the Intermediary block a financial adviser or client from accessing each Fund. If necessary, each Fund may be removed from a particular Intermediary's platform. Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of each Fund to prevent such trading, there is no guarantee that each Fund, the Transfer Agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. Each Fund does not have any arrangements intended to permit trading of its shares in contravention of the policies described above.

Purchases, Redemptions, Exchanges and Distributions

The purchase policies for each Fund are identical. The offering price is the NAV per share plus any initial sales charge that applies. Class A shares are sold at NAV plus an initial sales charge that varies depending on the amount of your investment. Class B shares are sold at NAV per share without an initial sales charge. However, if Class B shares are redeemed within seven years of their purchase, a contingent deferred sales charge ("CDSC") will be deducted from the redemption proceeds. Class C shares are sold at NAV per share without an initial sales charge. In addition, if Class C shares are redeemed within 12 months of the first business day of calendar month of their purchase, a CDSC of 1.00% will be deducted from the redemption proceeds.

The Small Company Fund, but not the Small Capitalization Value Fund, is authorized to issue Class L, Class M Class X and New Class X shares as well. Class L shares are subject to up to a 5.75% initial sales charge on purchases under $1 million. Class M and Class X shares are sold subject to a CDSC of 6.0%, decreasing annually. Class L, Class M, Class X and New Class X shares are no longer offered for direct purchase.

If the Transaction is approved, the Small Capitalization Value Fund will create Class L, Class M, Class X and New Class X shares to accommodate Class L, M, X and New Class X shareholders, respectively, of the Small Company Fund who will become shareholders of the Small Capitalization Value Fund. Like the Class L, M and X shares of the Small Company Fund, the proposed Class L, M and X shares of the Small Capitalization Value Fund will not be offered for new or subsequent purchases, but will be available for dividend reinvestment and exchanges to and from the same class of other funds in the fund family at no sales charge, and, in addition, in the case of Class L shares, for purchases by college savings plans. The proposed Class L, M and X shares for the Small Capitalization Value Fund would have similar sales charges as described above for the Class L, M and X shares of the Small Company Fund.

The redemption policies for each Fund are identical. Your shares will be sold at the next NAV per share determined after your order to sell is received, less any applicable CDSC imposed and less such redemption fee or deferred sales charges as may be set by the Board from time to time. Refer to each Fund's Prospectus for more information regarding how to sell shares.

Shares of each Fund may be exchanged for shares of the same class of other funds in the mutual fund complex, including those of the SP Mutual Funds or Style Specific Funds, at NAV per share at the time of exchange. Exchanges of shares involve redemption of the shares of the Fund you own and a purchase of shares of another fund. Shares are normally redeemed and purchased in the exchange transaction on the business day on which the Transfer Agent receives an exchange request that is in proper form, if the request is received by the close of the NYSE that day.

Frequent trading of Fund shares in response to short-term fluctuations in the market – also known as "market timing" – may make it very difficult to manage a Fund's investments. When market timing occurs, the Funds may have to sell portfolio securities to have the cash necessary to redeem the market timer's shares. This can happen at a time when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because we cannot predict how much cash the Fund will have to invest. When, in the opinion of PI (and, with respect to Small Company Fund, ASISI), such activity would have a disruptive effect on portfolio management, the Funds reserve the right to refuse purchase orders and exchanges into the Fund by any person, group or commonly controlled account. The decision may be based on dollar amount, volume, or frequency of trading. The Funds will notify a market timer of a rejection of an exchange or purchase order. There can be no assurance that the Fund's procedures will be effective in limiting the practice of market timing in all cases.

Each Fund will distribute substantially all of its income and capital gains to shareholders each year. Each Fund will declare dividends, if any, annually.

Fees and Expenses

The following table describes the fees and expenses that shareholders may pay if they hold shares of the Small Company Fund or the Small Capitalization Value Fund, as well as the projected fees and expenses of the Small Capitalization Value Fund that will continue in effect after consummation of the Transaction. The holding period for shares held by investors in Small Company Fund will be counted in computing the holding period of shares subsequently held in Small Capitalization Value Fund for purposes of determining any applicable CDSCs.

Share Class Designations

Please note that in 2004 SP Mutual Funds renamed Class A and Class B shares, and created two new classes designated Class A and Class B. This means that if, prior to April 12, 2004, you purchased shares of any series of SP Mutual Funds designated as "Class A" or "Class B" at the time of purchase, SP Mutual Funds now refers to your shares as "Class L" and "Class M", respectively. Please be sure to consult information about the appropriate share Class when reviewing these materials.

In addition, SP Mutual Funds' charter permits it to issue both "Class X" shares and "New Class X" shares of Small Company Fund. The rights and terms of Class X and New Class X shares are almost identical so, for ease of reference, SP Mutual Funds sometimes provides combined expense, capitalization, financial and other information for "New Class X" and "Class X", and refers to all such shares as "Class X". The principal difference between the two classes is that outstanding Class X shares issued prior to August 17, 1998 are subject to automatic conversion approximately 8 years after purchase, while outstanding New Class X shares, meaning Class X shares issued on or after August 17, 1998, are subject to automatic conversion approximately 10 years after purchase. You should be aware that if you hold shares referred to as "Class X", your conversion rights are determined by the date you purchased your shares. Please note that the Class X and New Class X shares issued by Small Capitalization Value Fund as part of the transaction will have different conversion rights.

Class A Shares

Shareholder Fees (fees paid directly from your investment)*

	Small Company Fund Class A	Small Capitalization Value Fund Class A	Pro Forma Small Capitalization Value Fund After Transaction Class A
Maximum sales charge (load) on purchases (as % of offering price)	5.75%	5.50%	5.50%
Maximum contingent deferred sales charge (load) (as % of original purchase price)	None[1]	1%[1]	None[1]
Redemption Fee	None[2]	None[2]	None[2]

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Small Company Fund Class A Shares	Small Capitalization Value Fund Class A Shares	Adjustments	Pro Forma Combined Small Capitalization Value Fund Class A Shares
Management Fees	1.00%	0.70%	-	0.70%
+ Distribution and service (12b-1) fees	0.30%	0.30%	-	0.30%
+ Other expenses	0.53%	0.63%	(.19)%	0.44%
= Total annual operating expenses	1.83%	1.63%	(.19)%	1.44%
– Fee waiver or expense reimbursement	(0.18)%[6]	(0.05)%[7]	-	(0.05)%[7]
= Net annual operating expenses	1.65%	1.58%	(.19)%	1.39%

Class B Shares

Shareholder Fees (fees paid directly from your investment)*

	Small Company Fund Class B	Small Capitalization Value Fund Class B	Pro Forma Small Capitalization Value Fund After Transaction Class B
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	6.00%[3]	5.00%[3]	5.00%[3]
Redemption Fee	None[2]	None[2]	None[2]

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Small Company Fund Class B Shares	Small Capitalization Value Fund Class B Shares	Adjustments	Pro Forma Combined Small Capitalization Value Fund Class B Shares
Management Fees	1.00%	0.70%	0	0.70%
+ Distribution and service (12b-1) fees	1.00%	1.00%	0	1.00%
+ Other expenses	0.53%	0.63%	(.19)%	0.44%
= Total annual operating expenses	2.53%	2.33%	(.19)%	2.14%
– Fee waiver or expense reimbursement	(0.13)%[6]	-	-	-
= Net annual operating expenses	2.40%	2.33%	(.19)%	2.14%

Class C Shares

Shareholder Fees (fees paid directly from your investment)*

	Small Company Fund Class C	Small Capitalization Value Fund Class C	Pro Forma Small Capitalization Value Bond Fund After Transaction Class C
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	1.00%[3]	1.00%[3]	1.00%[3]
Redemption Fee	None[2]	None[2]	None[2]

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Small Company Fund Class C Shares	Small Capitalization Value Fund Class C Shares	Adjustments	Pro Forma Combined Small Capitalization Value Fund Class C Shares
Management Fees	1.00%	0.70%	-	0.70%
+ Distribution and service (12b-1) fees	1.00%	1.00%	-	1.00%
+ Other expenses	0.53%	0.63%	(.19)%	0.44%
= Total annual operating expenses	2.53%	2.33%	(.19)%	2.14%
– Fee waiver or expense reimbursement	(0.13)%[6]	-	-	-
= Net annual operating expenses	2.40%	2.33%	(.19)%	2.14%

Class L Shares

Shareholder Fees (fees paid directly from your investment)*

	Small Company Fund Class L	Small Capitalization Value Fund Class L**	Pro Forma Small Capitalization Value Fund After Transaction Class L
Maximum sales charge (load) on purchases (as % of offering price)	5.75%	N/A	5.75%
Maximum contingent deferred sales charge (load) (as % of original purchase price)	None[1]	N/A1	None[1]
Redemption Fee	None[2]	None[2]	None[2]

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Small Company Fund Class L Shares	Small Capitalization Value Fund Class L Shares*	Adjustments	Pro Forma Combined Small Capitalization Value Fund Class L Shares
Management Fees	1.00%	0.70%	-	0.70%
+ Distribution and service (12b-1) fees	0.50%	0.50%	-	0.50%
+ Other expenses	0.53%	0.63%	(.19)%	0.44%
= Total annual operating expenses	2.03%	1.83%	(.19)%	1.64%
– Fee waiver or expense reimbursement	(0.13)%[6]	-	-	-
= Net annual operating expenses	1.90%	1.83%	(.19)%	1.64%

Class M Shares

Shareholder Fees (fees paid directly from your investment)*

	Small Company Fund Class M	Small Capitalization Value Fund Class M**	Pro Forma Small Capitalization Value Fund After Transaction Class M
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	6.00%[3]	None[3]	6.00%[3]
Redemption Fee	None[2]	None[2]	None[2]

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Small Company Fund Class M Shares	Small Capitalization Value Fund Class M Shares*	Adjustments	Pro Forma Combined Small Capitalization Value Fund Class M Shares
Management Fees	1.00%	0.70%	-	0.70%
+ Distribution and service (12b-1) fees	1.00%	1.00%	-	1.00%
+ Other expenses	0.53%	0.63%	(.19)%	0.44%
= Total annual operating expenses	2.53%	2.33%	(.19)%	2.14%
– Fee waiver or expense reimbursement	(0.13)%[6]	-	-	-
= Net annual operating expenses	2.40%	2.33%	(.19)%	2.14%

Class X Shares

Shareholder Fees (fees paid directly from your investment)*

	Small Company Fund Class X	Small Capitalization Value Fund Class X**	Pro Forma Small Capitalization Value Fund After Transaction Class X
Maximum sales charge (load) on purchases (as % of offering price)	None	None	None
Maximum contingent deferred sales charge (load) (as % of original purchase price)	6.00%[3]	None	6.00%[3]
Redemption Fee	None[2]	None[2]	None[2]

Annual Fund Operating Expenses
  (expenses that are deducted from Fund assets)

	Small Company Fund Class X Shares	Small Capitalization Value Fund Class X Shares*	Adjustments	Pro Forma Combined Small Capitalization Value Fund Class X Shares
Management Fees	1.00%	0.70%	-	0.70%
+ Distribution and service (12b-1) fees	1.00%	1.00%	-	1.00%
+ Other expenses	0.53%	0.63%	(.19)%	0.44%
= Total annual operating expenses	2.53%	2.33%	(.19)%	2.14%
– Fee waiver or expense reimbursement	(0.13)%[6]	-	-	-
= Net annual operating expenses	2.40%	2.33%	(.19)%	2.14%

*  Small Capitalization Value Fund does not currently offer Class L, Class M, Class X and New Class X shares. If the transaction is approved, Small Capitalization Value Fund will create Class L, Class M, Class X and New Class X share classes to accommodate shareholders of Class, L, Class M, Class X and New Class X, respectively, of the Small Company Fund who will become shareholders of Small Capitalization Value Fund. The proposed Class L, M, X and New Class X shares will be available only for exchanges with the same class of shares in other existing funds in the mutual fund complex. These share classes will be closed to new or subsequent purchases.

1   Your broker may charge you a separate or additional fee for purchases and sales of shares.

2  Under certain circumstances, purchases of Class A shares and Class L shares not subject to an initial sales charge (load) will be subject to a contingent deferred sales charge (load) ("CDSC") if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSC and the Class L CDSC, see the Prospectus under "How to Buy Shares."

3  If you purchase Class B, M or X shares, you do not pay an initial sales charge but you may pay a CDSC if you redeem some of all of your shares before the end of the sixth (in the case of Class B shares), seventh (in the case of Class M and Class X shares) or eighth (in the case of New Class X shares) year after which you purchased such shares. The CDSC for Class B shares is 5%, 4%, 3%, 2%, 1% and 1% per redemptions of Class B shares occuring in years one through six respectively. Class B shares convert to Class A shares approximately seven years after purchase. See the Fund's SAI Section "Conversion Feature – Class B, Class M and Class X Shares" for a detailed discussion of the conversion feature. The CDSC is 6%, 5%, 4%, 3%, 2%, 2% and 1% for redemptions of Class M and Class X shares occurring in years one through seven, respectively. The CDSC is 6%, 5%, 4%, 4%, 3%, 2%, 2% and 1% for redemptions of New Class X shares occurring in years one through eight, respectively. No CDSC is charged after these periods. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. For a discussion of the Class B, M, X and C CDSC, see the Prospectus under "How to Buy Shares."

4  A $10 fee may be imposed for wire transfers of redemption proceeds. For an additional discussion of wire redemptions, see the Prospectus under "How to Redeem Shares."

5  Investors who purchase Class C shares through certain unaffiliated brokers may purchase Class C shares without paying the 1% initial sales charge.

6  The Small Company Fund's investment manager has agreed to reimburse and/or waive fees until at least March 1, 2005 so that operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses do not exceed 1.40%.

7  For the period ending November 30, 2005, the Distributor of the Fund has contractually agreed to reduce its distribution and service (12b-1) fees for Class A shares to an annual rate of .25 of 1% of the average daily net assets of Class A shares.

Examples of the Effect of Fund Expenses

The following tables illustrate the expenses on a hypothetical $10,000 investment in each Fund under the current and pro forma (combined fund) expenses calculated at the rates stated above for the first year, and thereafter using gross expenses with no fee waivers or expense reimbursements, assuming a 5% annual return, and assuming that you sell your shares at the end of each period.

Full Redemption – You would pay the following expenses based on the above assumptions assuming that you redeem your shares at the end of each period:

Class A Shares

	One Year	Three Year	Five Year	Ten Year
Small Company Fund	$709	$1,077	$1,470	$2,566
Small Capitalization Value Fund	$702	$1,032	$1,384	$2,374
Small Capitalization Value Fund (Pro forma projected after the Transaction)	$683	$974	$1,287	$2,170

Class B Shares

	One Year	Three Year	Five Year	Ten Year
Small Company Fund	$743	$1,075	$1,434	$2,604
Small Capitalization Value Fund	$736	$1,028	$1,346	$2,411
Small Capitalization Value Fund (Pro forma projected after the Transaction)	$717	$968	$1,247	$2,206

Class C Shares

	One Year	Three Year	Five Year	Ten Year
Small Company Fund	$343	$775	$1,334	$2,856
Small Capitalization Value Fund	$336	$728	$1,246	$2,667
Small Capitalization Value Fund (Pro forma projected after the Transaction)	$317	$668	$1,147	$2,467

Class L Shares

	One Year	Three Year	Five Year	Ten Year
Small Company Fund	$733	$1,101	$1,493	$2,586
Small Capitalization Value Fund	$727	$1,055	$1,407	$2,394
Small Capitalization Value Fund (Pro forma projected after the Transaction)	$708	$998	$1,310	$2,191

Class M Shares

	One Year	Three Year	Five Year	Ten Year
Small Company Fund	$843	$1,175	$1,534	$2,604
Small Capitalization Value Fund	$836	$1,128	$1,446	$2,411
Small Capitalization Value Fund (Pro forma rojected after the Transaction)	$817	$1,068	$1,347	$2,206

Class X Shares

	One Year	Three Year	Five Year	Ten Year
Small Company Fund	$843	$1,175	$1,634	$2,604
Small Capitalization Value Fund	$836	$1,128	$1,546	$2,411
Small Capitalization Value Fund (Pro forma projected after the Transaction)	$817	$1,068	$1,447	$2,206

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any Fund.

No Redemption – You would pay the following expenses based on the above assumptions except that you do not redeem your shares at the end of each period:

Class A Shares

	One Year	Three Years	Five Years	Ten Years
Small Company Fund	$709	$1,077	$1,470	$2,566
Small Capitalization Value Fund	$702	$1,032	$1,384	$2,374
Small Capitalization Value Fund (Pro forma projected after the Transaction)	$683	$974	$1,287	$2,170

Class B Shares

	One Year	Three Years	Five Years	Ten Years
Small Company Fund	$243	$775	$1,334	$2,604
Small Capitalization Value Fund	$236	$728	$1,246	$2,411
Small Capitalization Value Fund (Pro forma projected after the Transaction)	$217	$668	$1,147	$2,206

Class C Shares

	One Year	Three Years	Five Years	Ten Years
Small Company Fund	$243	$775	$1,334	$2,856
Small Capitalization Value Fund	$236	$728	$1,246	$2,667
Small Capitalization Value Fund (Pro forma projected after the Transaction)	$217	$668	$1,147	$2,467

Class L Shares

	One Year	Three Years	Five Years	Ten Years
Small Company Fund	$733	$1,101	$1,493	$2,586
Small Capitalization Value Fund	$727	$1,055	$1,407	$2,394
Small Capitalization Value Fund (Pro forma projected after the Transaction)	$708	$998	$1,310	$2,191

Class M Shares

	One Year	Three Years	Five Years	Ten Years
Small Company Fund	$243	$775	$1,334	$2,604
Small Capitalization Value Fund	$236	$728	$1,246	$2,411
Small Capitalization Value Fund (Pro forma projected after the Transaction)	$217	$668	$1,147	$2,206

Class X Shares

	One Year	Three Years	Five Years	Ten Years
Small Company Fund	$243	$775	$1,334	$2,604
Small Capitalization Value Fund	$236	$728	$1,246	$2,411
Small Capitalization Value Fund (Pro forma projected after the Transaction)	$217	$668	$1,147	$2,206

These examples assume that all dividends and other distributions are reinvested and that the percentage amounts listed under "Total annual operating expenses" remain the same in the years shown. These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses, which may vary. The assumed return of 5% is not a prediction of, and does not represent, actual or expected performance of any Fund.

Performance

The bar charts show the performance of the Class L shares of Small Company Fund and Class A shares of Small Capitalization Value Fund for each full calendar year the Fund has been in operation. The first table below each bar chart shows each such Fund's best and worst quarters during the periods included in the bar chart. The second table shows the average annual total returns before taxes for each Class of each Fund for 2003 and since inception, as well as the average annual total returns after taxes on distributions and after taxes on distributions and redemptions for Class L shares of Small Company Fund for 2003 and since inception.

This information may help provide an indication of each Fund's risks by showing changes in performance from year to year and by comparing each Fund's performance with that of a broad-based securities index. The average annual figures reflect sales charges; the other figures do not, and would be lower if they did. All figures assume reinvestment of dividends. Past performance does not necessarily indicate how a Fund will perform in the future.

Small Company Fund

BEST QUARTER: 19.42% (6/30/03 2nd quarter of 2003) WORST QUARTER: –19.57% (9/30/98 3rd quarter of 1998)

Average Annual Total Returns for the periods ended 7/31/04

	1 YR	5 YR	SINCE INCEPTION*
Class L
Return Before Taxes	19.31%	9.77%	6.43%
Return After Taxes on Distributions	19.31%	9.21%	6.01%
Return After Taxes on Distributions and Sale of Fund Shares	12.55%	8.15%	5.32%
Class M
Return Before Taxes	18.71%	9.22%	5.89%
Class C
Return Before Taxes	18.72%	9.23%	5.88%
Class X
Return Before Taxes	18.79%	9.23%	5.90%
Index
Russell 2000 Index	17.06%	5.74%	5.48%
Lipper Small-Cap Core Funds Avg	22.08%	12.06%	7.16%

*  inception: 7/28/1997

Small Capitalization Value Fund

BEST QUARTER: 20.14% (6/30/03 2nd quarter of 2003) WORST QUARTER: –15.65% (9/30/02 3rd quarter of 2002)

Average Annual Total Returns for the periods ended 7/31/04

	1 YR	SINCE INCEPTION*
Class A
Return Before Taxes	21.56%	14.17%
Return After Taxes on Distributions	21.56%	12.72%
Return After Taxes on Distributions and Sale of Fund Shares	14.01%	11.14%
Class B
Return Before Taxes	22.74%	14.55%
Class C
Return Before Taxes	26.74%	14.68%
Index
Russell 2000 Index	17.06%	6.80%
Russell 2000 Value Index	22.83%	14.85%
Lipper Small-Cap Core Funds Avg	22.08%	10.21%

*  inception: 11/3/1999

REASONS FOR THE TRANSACTION

The Directors/Trustees, including all of the Directors/Trustees who are not "interested persons" of the SP Mutual Funds or Style Specific Funds, respectively, (the "Independent Directors") have unanimously determined that the Transaction would be in the best interests of the shareholders of Small Company Fund and Small Capitalization Value Fund, respectively, and that the interests of the shareholders of Small Company Fund and the Small Capitalization Value Fund would not be diluted as a result of the Transaction. At a meeting held on September 1, 2004, the Independent Directors of each Fund considered a number of factors, including the following:

•  the compatibility of the Funds' investment objectives, policies and restrictions;

•  the relative past and current growth in assets and investment performance of the Funds and their respective future prospects for growth;

•  the relative expense ratios of the Funds and the impact of the proposed Transaction on the expense ratios;

•  the estimated costs of the Transaction, which will be borne pro rata by the Funds;

•  the anticipated tax consequences of the Transaction with respect to each Fund and its shareholders;

•  the past and anticipated future inability of the Small Company Fund to achieve satisfactory asset growth; and

•  the potential benefits of the proposed Transaction to the shareholders of each Fund, including long-term economies of scale.

At the September 1, 2004 meeting, the Investment Managers recommended the Transaction to the Independent Directors. The reasons for the Transaction include lowering expenses, creating a larger asset base, and allowing shareholders to participate in the stronger performance of the surviving Fund. In recommending the Transaction, the Investment Managers advised the Board that the Funds have similar investment objectives, and similar policies and investment portfolios. Moreover, the Investment Managers reported that the Funds have similar investment styles and that shareholders of the Small Company Fund would benefit because the management fee paid by shareholders of the Small Capitalization Value Fund is significantly lower than the management fee paid by shareholders of the Small Company Fund.

The Investment Managers advised the Board that, as of September 30, 2004, the Small Company Fund had attracted net assets of approximately $221 million, while the Small Capitalization Value Fund had assets of approximately $60 million at that date. Although the reorganization would merge a larger fund (Small Company Fund) into a smaller fund (Small Capitalization Value Fund), the Board considered that the Transaction is anticipated to result in what are expected to be overall lower gross expenses and will provide a larger asset base over which fixed expenses can be spread, resulting in anticipated lower expenses, thus putting Small Capitalization Value Fund in a position to be better able to attract investors and build and investment portfolio than can effectively pursue its objective at a reasonable cost to shareholders. The Board considered the Investment Managers' advice that if the merger is approved, shareholders of the Small Company Fund, regardless of the class of shares they own, should realize an immediate reduction in both the net annual operating expenses and gross annual operating expenses (that is, without any waivers or reimbursements) paid on their investment, although there can be no assurance that operational savings will be realized. The Investment Managers also expressed their belief that a merger of the Small Company Fund into the Small Capitalization Value Fund should facilitate marketing efforts for the Small Capitalization Value Fund and, in doing so, potentially would enhance asset growth for the benefit of shareholders of both Funds. The Board was advised that the expenses associated with the solicitation of proxies would be borne by the Funds and that, in the opinion of counsel, the exchange of shares pursuant to the Transaction will not result in taxable gain or loss of U.S. federal income tax purposes for its shareholders. The Board also considered the fact that the Funds have similar policies with respect to purchases, redemptions, exchanges and distributions.

The Board, including a majority of the Independent Directors, unanimously concluded that the Transaction is in the best interests of the shareholders of the Small Company Fund and the Small Capitalization Value Fund and that no dilution of value would result to the shareholders of the Small Company Fund or the Small Capitalization Value Fund from the Transaction. Consequently, the Board approved the Plan and recommended that shareholders of the Small Company Fund vote to approve the Transaction.

For the reasons discussed above, the Board of Directors unanimously recommends that you vote FOR the Plan.

If shareholders of the Small Company Fund do not approve the Plan, the Board will consider other possible courses of action for the Small Company Fund, including, among others, consolidation of the Small Company Fund with one or more affiliated or unaffiliated funds other than the Small Capitalization Value Fund. In the event that the shareholders of the Small Company Fund do not approve the plan, the Investment Managers may also consider recommending to the Board and shareholders the liquidation of the Small Company Fund in light of its past and anticipated future inability to attract sufficient assets to support long-term viability. A liquidation of the Small Company Fund would result in taxable gains or losses for most shareholders of the Small Company Fund.

INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan. You should read the actual Plan attached as Exhibit A.

Closing of the Transaction

If shareholders of the Small Company Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the SP Mutual Funds on behalf of the Small Company Fund and by the Style Specific Funds on behalf of the Small Capitalization Value Fund, including the preparation of certain documents. The SP Mutual Funds and Style Specific Funds will mutually determine a specific date for the actual Transaction to take place. This is called the "closing date." If the shareholders of the Small Company Fund do not approve the Plan, the Transaction will not take place and the Board will consider alternative courses of actions, as described above.

If the shareholders of the Small Company Fund approve the Plan, the Small Company Fund will deliver to the Small Capitalization Value Fund substantially all of its assets on the closing date. As a result, shareholders of the Small Company Fund will beneficially own shares of the Small Capitalization Value Fund that, as of the date of the exchange, have a value equal to the dollar value of the assets delivered to the Small Capitalization Value Fund, less the value of liabilities assumed by Small Capitalization Value Fund. The stock transfer books of the Small Company Fund will be permanently closed on the closing date. Requests to transfer or redeem assets allocated to the Small Company Fund may be submitted at any time before the close of the NYSE on the closing date and requests that are received in proper form prior to that time will be effected prior to the closing.

To the extent permitted by law, the SP Mutual Funds may amend or waive provisions of the Plan without further shareholder approval. It may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval by shareholders of the Small Company Fund.

Expenses of the Transaction

The expenses resulting from the Transaction will be paid pro rata by the Small Company Fund and the Small Capitalization Value Fund. The portfolio securities of the Small Company Fund will be transferred in-kind to the Small Capitalization Value Fund. Accordingly, the Transaction will entail little or no expenses in connection with portfolio restructuring.

Tax Consequences of the Transaction

The Transaction is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under the Code. It is a condition to each Fund's obligation to complete the Transaction that the Funds will have received an opinion from Shearman & Sterling LLP, based upon representations made by each Fund, and upon certain assumptions, substantially to the effect that:

1.  The acquisition by the Small Capitalization Value Fund of the assets of the Small Company Fund in exchange solely for voting shares of the Small Capitalization Value Fund and the assumption by the Small Capitalization Value Fund of the liabilities, if any, of the Small Company Fund, followed by the distribution of the Small Capitalization Value Fund shares received by the Small Company Fund pro rata to its shareholders, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Small Capitalization Value Fund and the Small Company Fund each will be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

2.  The shareholders of the Small Company Fund will not recognize a gain or loss upon the exchange of all of their shares of the Small Company Fund solely for shares of the Small Capitalization Value Fund, as described in this combined Prospectus/Proxy Statement and the Plan;

3.  No gain or loss will be recognized by the Small Company Fund upon the transfer of its assets to the Small Capitalization Value Fund in exchange solely for voting shares of the Small Capitalization Value Fund and the assumption by the Small Capitalization Value Fund of the liabilities, if any, of the Small Company Fund.

In addition, no gain or loss will be recognized by the Small Company Fund on the distribution of such shares to the shareholders of the Small Company Fund in liquidation of the Small Company Fund;

4.  No gain or loss will be recognized by the Small Capitalization Value Fund upon the acquisition of the assets of the Small Company Fund in exchange solely for voting shares of the Small Capitalization Value Fund and the assumption of the liabilities, if any, of the Small Company Fund;

5.  Small Capitalization Value Fund's tax basis for the assets acquired from the Small Company Fund will be the same as the tax basis of these assets when held by the Small Company Fund immediately before the transfer, and the holding period of such assets acquired by the Small Capitalization Value Fund will include the holding period of such assets when held by the Small Company Fund;

6.  Small Company Fund's shareholders' tax basis for the shares of the Small Capitalization Value Fund received by them pursuant to the reorganization will be the same as their tax basis in the Small Company Fund's shares exchanged therefor; and

7.  The holding period of the Small Capitalization Value Fund shares received by the shareholders of the Small Company Fund will include the holding period of their Small Company Fund shares exchanged therefor, provided such Small Company Fund shares were held as capital assets on the date of the exchange.

An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service (the "IRS") and is not binding on the IRS or any court. If the transaction is consummated but fails to qualify as a "reorganization" within the meaning of Section 368 of the Code, the transaction would be treated as a taxable sale of assets by the Small Company Fund to Small Capitalization Value Fund followed by a taxable liquidation of Small Company Fund, and the shareholders of Small Company Fund would recognize a taxable gain or tax loss equal to the difference between their adjusted tax basis in the shares of Small Company Fund and the fair market value of the shares of the Small Capitalization Value Fund received in exchange therefor.

Small Company Fund does not have any capital loss carryforwards, and, therefore, none will be lost as a result of the Transaction.

Shareholders of the Small Company Fund should consult their tax advisers regarding the tax consequences to them of the Transaction in light of their individual circumstances. In addition, because the foregoing discussion relates only to the U.S. federal income tax consequences of the Transaction, shareholders also should consult their tax advisers as to state, local and foreign tax consequences to them, if any, of the Transaction.

Characteristics of the Small Capitalization Value Fund shares

Style Specific Funds, of which Small Capitalization Value Fund is a series, was formed in Delaware on July 8, 1999. It is registered with the Commission as an open-end management investment company. Style Specific Funds is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value per share, divided into six series and three classes, designated Class A, Class B and Class C shares. Small Capitalization Value Fund does not currently offer Class L, Class M, Class X or New Class X shares. If the transaction is approved, Small Capitalization Value Fund will create Class L, Class M, Class X and New Class X share classes to accommodate shareholders of Class L, Class M, Class X and New Class X, respectively, of the Small Company Fund who will become shareholders of Small Capitalization Value Fund. The proposed shares will be available only for exchanges with the same class of shares in other existing funds in the mutual fund complex. These share classes will be closed to new or subsequent purchases.

In general, the rights of Small Capitalization Value Fund shares to be issued as part of the Transaction will be identical in all respects to outstanding Small Company Fund shares of the same class. However, if you hold Class B, Class M, Class X or New Class X shares of Small Company Fund, the shares of Small Capitalization Value Fund which you receive as part of the Transaction will have different conversion rights than the shares you hold today. Please take these matters into consideration when casting your vote.

Class B Shares. If you hold Class B Shares of Small Company Fund, your shares automatically convert into Class A shares of Small Company Fund approximately seven years after purchase. However, the Class B Shares of

Small Capitalization Value Fund issued in connection with the Transaction would automatically convert into Class A shares of Small Capitalization Value Fund approximately six years the purchase of your Small Company Fund Class B shares.

Class M Shares. If you hold Class M Shares of Small Company Fund, your shares automatically convert into Class L shares of Small Company Fund approximately 8 years after purchase. In contrast, the Class M Shares of Small Capitalization Value Fund which will be issued to you if the Transaction is consummated will automatically convert into Class A shares of Small Capitalization Value Fund approximately 8 years after you purchased your Class M Small Company Fund shares.

Class X Shares. If you hold Class X shares of Small Company Fund issued prior to August 17, 1998, your shares (which are formally designated as "Class X" shares) automatically convert into Class L shares of Small Company Fund approximately eight years after purchase. However, the Class X shares of Small Capitalization Value Fund which you will receive if the Transaction is consummated will automatically convert into Class A shares of Small Capitalization Value Fund approximately 8 years after you purchased your Class X Small Company Fund shares.

New Class X Shares. All shares of Class X of Small Company Fund issued on or after August 17, 1998 are formally designated as "New Class X" shares, and automatically convert into Class L shares of Small Company Fund approximately 10 years after purchase. However, the New Class X shares of Small Capitalization Value Fund which you will receive if the Transaction is consummated will convert into Class A shares of Small Capitalization Value Fund approximately 10 years after you purchased your New Class X Small Company Fund shares.

Except for the conversion features discussed above, each class of shares represents an interest in the same assets of Small Capitalization Value Fund and is identical in all respects except that:

•  each class is subject to different sales charges and distribution and/or service (12b-1);

•  each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of that class differ from the interests of any other class;

•  each class has a different exchange privilege; and

Shares of Small Capitalization Value Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Except for the conversion features discussed above, there are no conversion, preemptive or other subscription rights. The voting and dividend rights, the right of redemption and the privilege of exchange are described in Small Capitalization Value Fund's Prospectus.

Style Specific Funds, of which Small Capitalization Value Fund is a series, does not intend to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless less than a majority of the Trustees holding office have been elected by shareholders, and the Investment Company Act requires a meeting of shareholders, at which time the Trustees then in office will call a shareholder meeting for the election of Trustees. Shareholders of record of two-thirds of the outstanding shares of Style Specific Funds may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee, when requested in writing to do so by the shareholders of record holding at least ten percent (10%) of the outstanding shares entitled to vote.

Except as described above, shares of the Small Capitalization Value Fund distributed to shareholders of the Small Company Fund will have the same legal characteristics as the shares of the Small Company Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability.

Capitalizations of the Funds and Capitalization after the Transaction

The following table sets forth, as of July 31, 2004, the capitalization of shares of the Small Company Fund, and the Small Capitalization Value Fund. The table also shows the projected capitalization of the Small Capitalization Value Fund shares as adjusted to give effect to the proposed Transaction.

Class A

	Small Company Fund	Small Capitalization Value Fund	Adjustments	Small Cap. Value Fund Pro Forma Projected after Transaction
				(unaudited)
Net assets	$4,212,725	$23,589,474	-	$27,802,199
Total shares outstanding	295,911	1,504,443	(27,240)	1,773,114
Net asset value per share	$14.24	$15.68	-	$15.68

Class B

	Small Company Fund	Small Capitalization Value Fund	Adjustments	Small Cap. Value Fund Pro Forma Projected after Transaction
				(unaudited)
Net assets	$480.096	$21,341,372	-	$21,821,468
Total shares outstanding	34,840	1,417,098	(2,961)	1,448,977
Net asset value per share	$13.78	$15.06	-	$15.06

Class C

	Small Company Fund	Small Capitalization Value Fund	Adjustments	Small Cap. Value Fund Pro Forma Projected after Transaction
				(unaudited)
Net assets	$40,178,716	$19,792,485	-	$59,971,201
Total shares outstanding	2,920,527	1,314,337	(252,425)	3,982,439
Net asset value per share	$13.76	$15.06	-	$15.06

Class L*

	Small Company Fund	Small Capitalization Value Fund	Adjustments	Small Cap. Value Fund Pro Forma Projected after Transaction
				(unaudited)
Net assets	$41,641,842	-	-	$41,641,842
Total shares outstanding	2,931,091	-	(275,361)	2,655,730
Net asset value per share	$14.21	-	-	$15.68

Class M*

	Small Company Fund	Small Capitalization Value Fund	Adjustments	Small Cap. Value Fund Pro Forma Projected after Transaction
				(unaudited)
Net assets	$89,761,010	-	-	$89,761,010
Total shares outstanding	6,517,303	-	(556,646)	5,960,657
Net asset value per share	$13.77	-	-	$15.06

Class X*

	Small Company Fund	Small Capitalization Value Fund	Adjustments	Small Cap. Value Fund Pro Forma Projected after Transaction
				(unaudited)
Net assets	$27,440,447	-	-	$27,440,447
Total shares outstanding	1,991,880	-	(169,674)	1,822,206
Net asset value per share	$13.78	-	-	$15.06

*  Small Capitalization Value Fund does not currently offer Class L, Class M, Class X or New Class X shares. If the transaction is approved, Small Capitalization Value Fund will create Class L, Class M, Class X and New Class X share classes to accommodate shareholders of Class L, Class M, Class X and New Class X, respectively, of the Small Company Fund who will become shareholders of Small Capitalization Value Fund. The proposed shares will be available only for exchanges with the same class of shares in other existing funds in the mutual fund complex. These share classes will be closed to new or subsequent purchases.

VOTING INFORMATION

Required Vote

Shareholders of record of the Small Company Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were shares of the Small Company Fund issued and outstanding.

The presence in person or by proxy of the holders of a majority of the outstanding shares of the Small Company Fund entitled to be voted at the Meeting is required to constitute a quorum of the Small Company Fund at the Meeting. Shares beneficially held by shareholders present in person or represented by proxy at the Meeting will be counted for the purpose of calculating the votes cast on the issues before the Meeting. If a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of capital stock of the Small Company Fund outstanding and entitled to vote thereon is necessary to approve the Plan, which, for purposes of this vote, under the Investment Company Act of 1940, means that approval of the Plan requires the vote of the lesser of (i) 67% or more of the voting shares of Small Company Fund represented at a meeting at which more than 50% of the outstanding voting shares of Small Company Fund are present in person or represented by proxy; or (ii) more the 50% of the outstanding voting shares of Small Company Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of the Small Company Fund held at the close of business on the Record Date.

Under existing NYSE rules, it is not expected that brokers, banks and other nominees will be entitled to vote the Small Company Fund shares with respect to the Plan unless the beneficial owner gives specific instructions for such vote to the broker or other nominee. When a broker is unable to cast a vote on a matter without specific instructions, and no specific instructions are given, the result is referred to as a "broker non-vote." There is only one proposal being presented for a shareholder vote. As a result, the Funds do not anticipate any broker non-votes. The Company will forward proxy materials to record owners for any beneficial owners that such record owners may represent.

Abstentions and broker non-votes will count towards determining the presence of a quorum at the Meeting. However, since approval of the Plan requires the affirmative vote of the holders of a majority of the total number of shares of Small Company Fund outstanding on the Record Date, each broker non-vote and abstention would have the effect of a vote against the Plan or against adjournment.

Shareholders having more than one account in the Small Company Fund generally will receive a single proxy statement and a separate proxy card for each account, including separate proxy cards. It is important to mark, sign, date and return all proxy cards received.

In the event that sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR or AGAINST any such adjournment in their discretion.

How to Vote

You can vote your shares in any one of four ways:

•  By mail, with the enclosed proxy card.

•  In person at the Meeting.

•  By phone

•  Over the Internet

If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

Solicitation of Voting Instructions

Voting instructions will be solicited principally by mailing this Prospectus/Proxy Statement and its enclosures, but instructions also may be solicited by telephone, facsimile, through electronic means such as email, or in person by officers or representatives of the SP Mutual Funds. In addition, the SP Mutual Funds has engaged Computershare Fund Services, a professional proxy solicitation firm, to assist in the solicitation of proxies. As the Meeting date approaches, you may receive a phone call from a representative of Computershare Fund Services if the SP Mutual Funds has not yet received your vote. Computershare Fund Services may ask you for authority, by telephone, to permit Computershare Fund Services to execute your voting instructions on your behalf.

PRINCIPAL HOLDERS OF SHARES

The table below sets forth, as of the Record Date, each shareholder that owns of record more than 5% of any class of the Small Company Fund.

Fund and Share Class	Beneficial Owner Name*	Address	Percent Ownership

*  As defined by the SEC, a security is beneficially owned by a person if that person has or shares voting power or investment power with respect to the security.

As of the Record Date, the officers and Directors of the Small Company Fund as a group, beneficially owned, in the aggregate, less than 1% of the outstanding voting shares of either of the Small Company Fund.

ADDITIONAL INFORMATION ABOUT STYLE SPECIFIC FUNDS AND THE FUNDS

The Small Company Fund is a series of the SP Mutual Funds, which is an open-end management investment company registered with the SEC under the Investment Company Act. Detailed information about the Small Capitalization Value Fund is contained in the Prospectus, which is attached with and considered a part of this Proxy Statement. Additional information about the Style Specific Funds is included in the Funds' Statement of Additional Information, dated November 22, 2004, which has been filed with the SEC and is incorporated into the SAI relating to this Proxy Statement.

A copy of the Style Specific Funds' Annual Report to Shareholders for the fiscal year ended July 31, 2004 is part of this Proxy Statement. You may request a free copy of the Style Specific Funds Annual Report to Shareholders for the fiscal year ended July 31, 2004 by calling 1-800-225-1852 or by writing to Style Specific Funds at 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102.

The SP Mutual Funds, on behalf of the Small Company Fund, and the Style Specific Funds, on behalf of Small Capitalization Value Fund, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, upon payment of prescribed fees, or from the SEC's Internet address at http://www.sec.gov.

MISCELLANEOUS

Legal Matters

Certain matters of Delaware law relating to the validity of shares of the Small Capitalization Value Fund to be issued pursuant to the Plan will be passed upon by Morris, Nichols, Arsht & Tunnell, special Delaware counsel to Style Specific Funds.

Independent Registered Public Accounting Firm

The audited financial statements of the Small Company Fund, incorporated by reference into the Statement of Additional Information, have been audited by KMPG an independent registered public accounting firm, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ending October 31, 2004. These financial statements have been so incorporated by reference in reliance on the report of KMPG, given on the authority of said firm as experts in auditing and accounting.

The audited financial statements of Small Capitalization Value Fund, incorporated by reference into the Statement of Additional Information, have been audited by KPMG LLP, an independent registered public accounting firm, whose reports thereon are included in the Annual Reports to Shareholders for the fiscal year ending July 31, 2004. These financial statements have been so incorporated by reference in reliance on the reports of KPMG LLP given on the authority of said firm as experts in auditing and accounting.

Notice to Banks, Broker-Dealers and Voting Trustees and Their Nominees

Please advise Small Company Fund, care of Prudential Investment Management Services LLC, Gateway Center Three, 100 Mulberry Street, 14th Floor, Newark, New Jersey 07102, whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Proxy Statement you wish to receive in order to supply copies to the beneficial owners of the shares.

SHAREHOLDER PROPOSALS

SP Mutual Funds is not required to hold and will not ordinarily hold annual shareholders' meetings in any year in which the election of directors is not required to be acted upon under the 1940 Act. The Board of Directors may call special meetings of the shareholders for action by shareholder vote as required by the Investment Company Act or SP Mutual Funds' governing documents. Pursuant to rules adopted by the SEC, a shareholder may include in proxy statements relating to annual and other meetings of the shareholders of SP Mutual Funds certain proposals for shareholder action which he or she intends to introduce at such special meetings; provided, among other things, that such proposal is received by SP Mutual Funds a reasonable time before a solicitation of proxies is made for such meeting. Timely submission of a proposal does not necessarily mean that the proposal will be included. The Board of Directors intends to bring before the Meeting the matter set forth in the foregoing Notice. The Directors do not expect any other business to be brought before the Meeting. If, however, any other matters are properly presented to the Meeting for action, it is intended that the persons named in the enclosed proxy will vote in accordance with their judgment. A shareholder executing and returning a proxy may revoke it at any time prior to its exercise by written notice of such revocation to the Secretary of the SP Mutual Funds, by execution of a subsequent proxy, or by voting in person at the Meeting.

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A  Form of Plan of Reorganization by Strategic Partners Mutual Funds, Inc. on behalf of the Strategic Partners Small Company Fund and by Strategic Partners Style Specific Funds on behalf of the Strategic Partners Small Capitalization Value Fund (attached)

B  Prospectus for the Strategic Partners Small Capitalization Value Fund of Strategic Partners Style Specific Funds, dated November 22, 2004 (enclosed)

C  Strategic Partners Style Specific Funds' Annual Report to Shareholders for fiscal year ended July 31, 2004 (enclosed)

D  Semi-Annual Report to Shareholders dated January 31, 2005 (enclosed)

Exhibit A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the "Plan") is made as of this th day of , 2005, by and between Strategic Partners Mutual Funds, Inc. ("SPMF"), a corporation organized under the laws of the State of Maryland with its principal place of business at One Corporate Drive, Shelton, Connecticut 06484, on behalf of the Strategic Partners Small Company Fund, a series of SPMF (the "Acquired Fund") and Strategic Partners Style Specific Funds ("SPSS"), a statutory trust organized under the laws of the State of Delaware with its principal place of business at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, on behalf of the Strategic Partners Small Capitalization Value Fund, a series of SPSS (the "Acquiring Fund"). Together, the Acquiring Fund and the Acquired Fund are referred to as the "Funds," and SPMF and SPSS are referred to as the "Companies."

The Plan has been structured with the intention that it qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the Code).

The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by the Acquiring Fund, of all of the property, assets and goodwill of the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, if any, in exchange solely for full and fractional shares of beneficial interest, par value $0.001 each, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the distribution after the Closing Date (as provided in Section 3), of Acquiring Fund Shares to the shareholders of the Acquired Fund according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the Closing (as defined in Section 3), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

In order to consummate the Plan, the following actions shall be taken by SPMF and SPSS on behalf of the Acquired Fund and the Acquiring Fund, respectively:

1.  Sale and Transfer of Assets of the Acquired Fund in Exchange for Shares of the Acquiring Fund and Assumption of Liabilities If Any, and Liquidation and Dissolution of Acquired Fund.

(a)  Subject to the terms and conditions of this Plan and on the basis of the representations, warranties and covenants contained herein, SPMF on behalf of the Acquired Fund shall sell, assign, convey, transfer and deliver to the Acquiring Fund at the Closing all of the Acquired Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to (i) pay the costs and expenses in carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution comtemplated hereunder); (ii) discharge its unpaid liabilities on its books at the Closing Date, including but not limited to its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Directors of SPMF shall reasonably deem to exist against the Acquired Fund, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on the Acquired Fund's books (hereinafter, "Net Assets"). The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

(b)  Subject to the terms and conditions of this Plan, SPSS on behalf of the Acquiring Fund shall at the Closing deliver to the Acquired Fund the number of shares of a Class of the Acquiring Fund determined by dividing the net asset value allocable to a share of such Class of the Acquired Fund by the net asset value allocable to a share of the corresponding Class of the Acquiring Fund, and multiplying the result thereof by the number of outstanding shares of the applicable Class of the Acquired Fund, as of the close of regular trading on the New York Stock Exchange (the "NYSE") on the Closing Date, all such values to be determined in the manner and as of the time set forth in Section 2 hereof; and assume all of the Acquired Fund's liabilities, if any, as set forth in this Section 1(b). Except as otherwise provided herein, Acquiring Fund will assume from the Acquired Fund all debts, liabilities, obligations and duties of the Acquired Fund of whatever kind or nature, whether absolute, accrued, contingent or otherwise, whether or not determinable as of the Closing Date and whether or not specifically referred to in this Plan;

provided, however, that SPMF agrees to utilize its best efforts to cause the Acquired Fund to discharge all of the known debts, liabilities, obligations and duties of the Acquired Fund prior to the Closing Date.

(c)  As soon after the Closing Date as is conveniently practicable, but in any event within 30 days of the Closing Date, the Acquired Fund shall distribute pro rata to its shareholders of record, determined as of the close of business on the Closing Date, the shares of the Acquiring Fund received by the Acquired Fund pursuant to Paragraph 1(b) in exchange for their interest in the Acquired Fund, with each Acquired Fund stockholder receiving shares of the same Class or Classes of the Acquiring Fund as such stockholder holds of the Acquired Fund, and then shall terminate and dissolve in accordance with applicable law. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of SPSS relating to the Acquiring Fund and noting in such accounts the names of the former Acquired Fund's shareholders, the type and amounts of Acquiring Fund Shares that former Acquired Fund shareholders are due based on their respective holdings of the Acquired Fund as of the close of business on the Closing Date. Fractional Acquiring Fund Shares shall be carried to the third decimal place. The Acquiring Fund shall not issue certificates representing the Acquiring Fund shares in connection with such exchange. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund.

(d)  Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued in the manner described in Acquiring Fund's then-current prospectus and SPSS' statement of additional information.

(e)  Any transfer taxes payable upon issuance of Acquiring Fund Shares in exchange for shares of the Acquired Fund in a name other than that of the registered holder of the shares being exchanged on the books of the Acquired Fund as of that time shall be paid by the person to whom such shares are to be issued as a condition to the registration of such transfer.

2.  Valuation.

(a)  The value of the Acquired Fund's Net Assets and liabilities to be acquired and assumed, respectively, by the Acquiring Fund hereunder shall be the net asset value computed as of the close of regular trading on the NYSE on the Closing Date (such time and date being hereinafter called the "Valuation Time") using the valuation procedures set forth in SPMF's then currently effective Articles of Incorporation, as amended, supplemented and corrected to date (its "Charter"), prospectus and statement of additional information.

(b)  The net asset value of shares of the Acquiring Fund shall be the net asset value for such shares computed on a class-by-class basis, determined to the third decimal point, as of the Valuation Time using the valuation procedures set forth in Acquiring Fund's then currently effective Charter, prospectus and SPSS' statement of additional information.

(c)  The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's Net Assets shall be calculated as set forth in Paragraph 1(b).

3.  Closing and Closing Date.

(a)  The consummation of the transactions contemplated hereby shall take place at the Closing (the "Closing"). The date of the Closing (the "Closing Date") shall be , 2005, or such earlier or later date as determined by SPMF's and SPSS' officers. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the Closing Date unless otherwise provided. The Closing shall take place at the principal office of SPSS or at such other place as the parties may agree. SPMF on behalf of the Acquired Fund shall have provided for delivery, as of the Closing (or as soon thereafter as reasonably practicable), of the Acquired Fund's Net Assets to be transferred to the account of the Acquiring Fund at the Acquiring Fund's Custodian, Prudential Mutual Fund Services Inc. Also, SPMF on behalf of the Acquired Fund shall produce at the Closing a list of names and addresses of the shareholders of record of the Acquired Fund Shares and the number of full and fractional shares owned by each such shareholder, all as of the Valuation Time, certified by its transfer agent or by its President or Vice-President to the best of its or his or her knowledge and belief. SPSS on behalf of the Acquiring Fund shall issue and deliver to the Secretary of SPMF at the Closing a confirmation or other evidence satisfactory to SPMF that Acquiring Fund Shares have been or will be credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Plan.

(b)  In the event that immediately prior to the Valuation Time (a) the New York Stock Exchange (NYSE) or other primary exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or other primary exchange or elsewhere is disrupted so that accurate appraisal of the value of the Net Assets of the Acquired Fund and of the net asset value per share of the Acquiring Fund is impracticable, the Closing Date shall be postponed until the first business day after the date when such trading shall have been fully resumed and such reporting shall have been restored.

4.  Representations and Warranties by SPMF on behalf of the Acquired Fund.

SPMF makes the following representations and warranties:

(a)  The Acquired Fund is a series of SPMF, a corporation duly organized under the laws of the State of Maryland and validly existing under the laws of that jurisdiction and in good standing with the Maryland State Department of Assessments and Taxation. SPMF is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and such registration is in full force and effect. The Acquired Fund has been duly established in accordance with the terms of SPMF's Charter as a separate series of SPMF.

(b)  Except as may be previously disclosed in writing to Acquiring Fund, there is no material suit, judicial action, or legal or administrative proceeding or investigation of or before any court or governmental body pending or to its knowledge threatened against either of SPMF or the Acquired Fund or any of the properties or assets of SPMF or the Acquired Fund. Except as previously disclosed in writing to Acquiring Fund, SPMF knows of no facts that might form the basis for the institution of such proceedings, and with respect to the Acquired Fund, SPMF is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(c)  SPMF on behalf of the Acquired Fund is authorized to issue 150,000,000 shares of common stock, par value $0.001 per share, each outstanding share of which is, and at the Closing Date will be, duly and validly authorized, issued and outstanding, fully paid, non-assessable, freely transferable and have full voting rights.

(d)  All issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held in the name of the persons and in the amounts set forth in the list of shareholders submitted to Acquiring Fund in accordance with the provisions of Paragraph 3(a). The Acquired Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares, except for Class B, Class M, Class X and New Class X shares which have the conversion feature described in SPMF's Charter.

(e)  The Portfolio of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights of the Acquired Fund at October 31, 2004 and for the fiscal year then ended (copies of which have been furnished to SPSS) have been audited by KPMG LLP, an independent registered public accounting firm, in accordance with generally accepted auditing standards. Such financial statements are prepared in accordance with generally accepted accounting principles and present fairly, in all material respects, the financial condition, results of operations, changes in net assets and financial highlights of the Acquired Fund as of and for the period ended on such date, and there are no material known liabilities of the Acquired Fund (contingent or otherwise) not disclosed therein.

(f)  Since October 31, 2004, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by SPSS. For the purposes of this paragraph, a decline in net assets, net asset value per share or a change in the number of shares outstanding shall not constitute a material adverse change.

(g)  SPMF has the necessary power and authority to conduct the Acquired Fund's business as such business is now being conducted.

(h)  SPMF is not, and the execution, delivery and performance of this Plan will not result, in violation of any provision of SPMF's Charter or By-laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound.

(i)  The Acquired Fund does not have any unamortized or unpaid organizational fees or expenses.

(j)  The Acquired Fund has elected to be treated as a regulated investment company (a "RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and the Acquired Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquired Fund to fail to satisfy the requirements of Subchapter M of the Code.

(k)  At the date hereof and at the Closing Date, there are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquired Fund. For each past calendar year since it commenced operations, the Acquired Fund has made such distributions as are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed.

(l)  The Acquired Fund, or its agents, (i) holds a valid Form W-8BEN, Certificate of Foreign Status of Beneficial Owner for United States Withholding (or other appropriate series of Form W-8, as the case may be), or Form W-9, Request for Taxpayer Identification Number and Certification, for each Acquired Fund shareholder of record, which Form W-8 or Form W-9 can be associated with reportable payments made by the Acquired Fund to such shareholder, and/or (ii) has otherwise timely instituted the appropriate backup withholding procedures with respect to such shareholder as provided by Section 3406 of the Code and the regulations thereunder.

(m)  The information furnished and to be furnished by SPMF for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and is in compliance and shall comply in all material respects with applicable federal securities and other laws and regulations.

(n)  The statement of assets and liabilities to be created by SPMF for the Acquired Fund as of the Valuation Time for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the Net Assets of the Acquired Fund, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(o)  At the Closing, SPMF will have good and marketable title to the assets of the Acquired Fund to be transferred to Acquiring Fund pursuant to Paragraph 1(a), and full right, power and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(p)  The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of SPMF's Board of Directors, and this Plan constitutes a valid and binding obligation of SPMF and of the Acquired Fund enforceable in accordance with its terms, subject to any required shareholder approval and further subject to the effect of bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors's rights, and to general equity principles.

5.  Representations and Warranties by SPSS on behalf of the Acquiring Fund.

SPSS makes the following representations and warranties:

(a)  The Acquiring Fund is a series of SPSS, a statutory trust duly organized under the laws of the State of Delaware and validly existing and in good standing under the laws of that jurisdiction. SPSS is duly registered under the 1940 Act as an open-end, management investment company and all of the Acquiring Fund Shares sold have been sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act") and such registration is in full force and effect. The Acquiring Fund has been duly established in accordance with the terms of SPSS' Agreement and Declaration of Trust as a separate series of SPSS.

(b)  Except as may be previously disclosed in writing to SPMF, there is no material suit, judicial action, or legal or administrative proceeding or investigation of or before any court or governmental body pending or to its knowledge threatened against either of SPSS or the Acquiring Fund or any of the properties or assets of SPSS or the Acquiring Fund. Except as may be previously disclosed in writing to SPMF, SPSS knows of no fact that might form the basis for the institution of such proceeding, and with respect to the Acquiring Fund, SPSS is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(c)  SPSS on behalf of the Acquiring Fund is authorized to issue an unlimited number of shares of beneficial interest of Acquiring Fund, each outstanding share of which is, and at the Closing Date will be, duly and validly authorized, issued and outstanding, fully paid, non-assessable, freely transferable and have full voting rights. Except as contemplated by this Plan, Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of its shares, except for Class B shares which have the conversion feature described in Acquiring Fund's current Prospectus.

(d)  At the Closing, Acquiring Fund Shares will be duly authorized, validly issued, fully paid and non-assessable and, under the Amended and Restated Declaration of Trust and the Delaware Statutory Trust Act, no shareholder of SPSS will have any pre-emptive right to subscribe therefore or purchase such shares, and such shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Acquired Fund are presently eligible for offering to the public, and there are a sufficient number of Acquiring Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Plan to be consummated.

(e)  The Portfolio of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights of Acquiring Fund at July 31, 2004 and for the fiscal year then ended (copies of which have been furnished to SPMF) have been audited by KPMG LLP, an independent registered public accounting firm, in accordance with generally accepted auditing standards. Such financial statements are prepared in accordance with generally accepted accounting principles and present fairly, in all material respects, the financial condition, results of operations, changes in net assets and financial highlights of Acquiring Fund as of and for the period ended on such date, and there are no material known liabilities of the Acquiring Fund (contingent or otherwise) not disclosed therein.

(f)  Since July 31, 2004, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by SPMF. For the purposes of this paragraph, a decline in net assets, net asset value per share or a decrease in the number of shares outstanding shall not constitute a material adverse change.

(g)  SPSS has the necessary statutory trust power and authority to conduct the Acquiring Fund's business as such business is now being conducted.

(h)  SPSS is not, and the execution, delivery and performance of this Plan will not result, in violation of any provision of SPSS' Agreement and Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound.

(i)  The Acquiring Fund has elected to be treated as a RIC for federal income tax purposes under Subchapter M of the Code and the Acquiring Fund has qualified as a RIC for each taxable year since its inception, and will so qualify as of the Closing Date. The consummation of the transactions contemplated by this Plan will not cause the Acquiring Fund to fail to satisfy the requirements of Subchapter M of the Code.

(j)  At the date hereof and at the Closing Date, there are no known actual or proposed deficiency assessments with respect to any taxes payable by the Acquiring Fund. For each past calendar year since it commenced operations, Acquiring Fund has made such distributions as are necessary to avoid the imposition of federal excise tax or has paid or provided for the payment of any excise tax imposed.

(k)  The information furnished and to be furnished by SPSS for use in applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby is and shall be accurate and complete in all material respects and is in compliance and shall comply in all material respects with applicable federal securities and other laws and regulations.

(l)  The statement of assets and liabilities to be created by SPSS for Acquiring Fund as of the Valuation Time for the purpose of determining the number of Acquiring Fund Shares to be issued pursuant to Section 1 of this Plan will accurately reflect the net assets of the Acquiring Fund, and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(m)  At the Closing, the Acquiring Fund will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in the paragraph above, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto. The Acquiring Fund Shares to be issued and delivered to SPMF for and on behalf of the Acquired Fund pursuant to this Plan will, at the Closing Date, have been duly authorized and, when issued and delivered as provided in this Plan, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable.

(n)  The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of SPSS' Trustees, and by all necessary statutory trust action on the part of Acquiring Fund and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms subject to any required shareholder approval.

6.  Covenants of the Companies on behalf of the Funds.

(a)  The Companies intend to operate each Fund's respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that the ordinary course of business will include declaring and paying customary dividends and other distributions and such changes in operations as are contemplated by the normal operations of the Funds.

(b)  The Companies covenant that the Acquired Fund will not acquire the Acquiring Fund Shares for the purpose of making distributions thereof to anyone other than the Acquired Fund's shareholders.

(c)  SPMF on behalf of the Acquired Fund covenants, if this Plan is consummated, to liquidate and dissolve the Acquired Fund immediately following its distribution of the Acquiring Fund shares to the shareholders pursuant to Section 1(d).

(d)  The Companies covenant that, by the Closing, each of the Fund's Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns and reports shall have been paid.

(e)  At the Closing, SPMF on behalf of the Acquired Fund covenants to have available a copy of the shareholder ledger accounts, certified by SPMF's transfer agent or its President or a Vice-President to the best of its or his or her knowledge and belief, for all the shareholders of record of Acquired Fund as of the Valuation Time who are to become shareholders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan.

(f)  SPMF covenants to mail to each shareholder of record of the Acquired Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a proxy statement of the Acquired Fund (the "Proxy Statement") and prospectus of the Acquiring Fund (the "Prospectus") that complies in all material respects with the applicable provisions of

Section 14(a) of the Securities Exchange Act of 1934, as amended the (the "1934 Act"), and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(g)  SPSS covenants to file with the U.S. Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the 1933 Act relating to the Acquiring Fund Shares issuable hereunder (including any supplement or amendment thereto, the "Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time the Registration Statement becomes effective, at the time of the shareholders' meeting of the Acquired Fund, and on the Closing Date, the Proxy Statement of the Acquired Fund, the Prospectus of the Acquiring Fund and the Statement of Additional Information of Acquiring Fund to be included in the Registration Statement (collectively, "Proxy Statement"), and the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary in order to make the statements made therein in the light of the circumstances under which they were made, not misleading.

(h)  SPMF covenants to call a meeting of the shareholders of the Acquired Fund to consider and act upon this Plan and to use all reasonable efforts to obtain approval of the transactions contemplated hereby (including the determinations of its Board of Directors as set forth in Rule 17a-8(a) under the 1940 Act).

(i)  SPMF covenants that it will, from time to time, as and when requested by SPSS, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take or cause to be taken such further action, as SPSS may deem necessary or desirable in order to vest in and confirm to Acquiring Fund title to and possession of all the Net Assets to be sold, assigned, transferred and delivered hereunder and otherwise to carry out the intent and purpose of this Plan.

(j)  SPSS covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act (including the determinations of its Board of Trustees as set forth in Rule 17a-8(a) thereunder) and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(k)  SPSS covenants that it will, from time to time, as and when requested by SPMF, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as SPMF may deem necessary or desirable in order to (i) vest in and confirm to Acquired Fund title to and possession of all the Acquiring Fund Shares to be transferred to the shareholders of the Acquired Fund pursuant to this Plan; (ii) assume all of the liabilities of the Acquired Fund in accordance with this Plan; and (iii) otherwise to carry out the intent and purpose of this Plan.

7.  Conditions Precedent to Obligations of the Companies.

The obligations of SPSS and SPMF hereunder are subject to the performance by SPMF and SPSS respectively of all the obligations to be performed by such Company, hereunder on or before the Closing Date and the following further conditions:

(a)  All representations and warranties of each of the Companies contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

(b)  SPMF and SPSS shall each execute and deliver to SPSS and SPMF, respectively, a certificate signed by the President or a Vice President and by the Secretary or equivalent officer of SPMF or SPSS, as applicable, dated as of the Closing Date, to the effect that: (i) all the representations and warranties contained herein concerning the Acquired Fund or Acquiring Fund, as applicable, are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Plan; and (ii) performance of all obligations required by this Plan to be performed by the Acquired Fund or Acquiring Fund or SPMF or SPSS, as applicable, on behalf of the applicable Fund have occurred at or prior to the Closing.

(c)  That the form of this Plan shall have been adopted and approved by the appropriate action of the Board of Directors or Trustees of each Company on behalf of the Funds (including the determinations of the Directors or Trustees as set forth in Rule I7a-8(a) under the 1940 Act).

(d)  That the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or to the best of either Company's knowledge have been threatened that would materially and adversely affect the business or financial condition of a Fund, would prohibit the transactions contemplated hereby or would adversely affect the ability of a Fund to consummate the transactions herein contemplated.

(e)  That the Plan contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

(f)  That a distribution or distributions shall have been declared for each Fund, prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to shareholders of each Fund (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Valuation Time and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning assigned to such term by Section 1222(9) of the Code.

(g)  SPMF shall have received on the Closing Date a favorable opinion from (i) Morris, Nichols,
Arsht & Tunnell, special Delaware counsel to SPSS, with respect to items in this section that relate to matters of Delaware law, and (ii) Shearman & Sterling LLP, counsel to Acquiring Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  SPSS is a statutory trust duly formed and validly existing under the laws of the State of Delaware with power under its Agreement and Declaration Trust, to the knowledge of such counsel, to own all of its properties and assets and to carry on its business as described in its current prospectus, and the Acquiring Fund has been duly established in accordance with the terms of SPSS' Agreement and Declaration of Trust as a separate series of SPSS;

(2)  This Plan has been duly authorized and executed by SPSS, on behalf of the Acquiring Fund and, when delivered, assuming due authorization, execution and delivery of the Plan by SPMF on behalf of the Acquired Fund, is and constitutes a valid and legally binding obligation of SPSS and the Acquiring Fund, enforceable against the assets of the Acquiring Fund in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Delaware law to govern this Plan;

(3)  The Acquiring Fund Shares to be issued and distributed to the shareholders of the Acquired Fund under this Plan have been duly authorized and, upon and delivery as contemplated by this Plan, and upon delivery against transfer of the Acquired Fund's Net Assets, will be validly issued and fully paid and non-assessable, and, under the Agreement and Declaration of Trust and 12 Del. C. §§3801 et seq. (the "Delaware Statutory Trust Act"), no shareholder of Acquiring Fund has any pre-emptive right to subscribe therefor or purchase such shares;

(4)  The execution and delivery of the Plan did not and the performance of this Plan by SPSS of its obligations hereunder will not violate any provision of SPSS' Agreement and Declaration of Trust or By-Laws, or result in a default or a breach of (a) the Management Agreement, dated , between , and , (b) the Custodian Contract, dated , between and , (c) the Distribution Agreement, dated , between and , and (d) the Transfer Agency and Service Agreement, dated , between and , except where such violation, default or breach would not have a material adverse effect on the Acquiring Fund;

(5)  To the knowledge of such counsel, no consent, approval, authorization, filing or order of any governmental authority is required for the consummation by SPSS of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state Blue Sky or securities laws as to which such counsel may state that they express no opinion;

(6)  SPSS has been registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration;

(7)  Such counsel knows of no litigation or government proceeding instituted or threatened against SPSS, involving Acquiring Fund, that would be required to be disclosed in its registration statement on Form N-1A and is not so disclosed.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of SPSS with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of SPSS.

(h)  SPSS shall have received on the Closing Date a favorable opinion from (1) DLA Piper Rudnick Gray Cary US LLP, special counsel to SPMF, with respect to items in this section that relate to matters of Maryland law, and (ii) Shearman & Sterling LLP, counsel to Acquired Fund, with respect to certain other items in this section, each dated as of the Closing Date, to the effect that:

(1)  SPMF is a corporation duly organized and validly existing under the laws of the state of Maryland with power under its Charter to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as registered investment company and the Acquired Fund has been duly established in accordance with the terms of SPMF's Charter as a separate series of SPMF;

(2)  This Plan has been duly authorized, executed and, to the knowledge of such counsel, delivered by SPMF on behalf of the Acquired Fund and, assuming due authorization, execution and delivery of the Plan by SPSS, on behalf of the Acquiring Fund, is and constitutes a valid and legally binding obligation of SPMF and the Acquired Fund enforceable against the assets of the Acquired Fund, in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and similar laws of general applicability relating to or affecting creditors' rights and to general equity principles, provided that such counsel may state that they express no opinion as to the validity or enforceability of any provision regarding choice of Delaware law to govern this Plan;

(3)  All actions required to be taken by SPMF and the Acquired Fund to authorize and effect the Plan contemplated hereby have been duly authorized by all necessary corporate action on the part of SPMF and the Acquired Fund;

(4)  The execution and delivery of the Plan did not and the performance of this Plan by SPMF of its obligations hereunder will not, violate any provision of SPMF's Charter or By-laws, or result in a default or breach of (a) the Management Agreement, dated , between and , (b) the Custodian Contract, dated , between and , (c) the Distribution Agreement, dated , between and , and (d) the Transfer Agency and Service Agreement, dated  , between and , except where such violation, default or breach would not have a material adverse effect on the Acquired Fund;

(5)  To the knowledge of such counsel, no consent, approval, authorization, filing or order of any court or governmental authority is required for the consummation by SPMF of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state Blue Sky or securities laws as to which such counsel may state that they express no opinion;

(6)  Such counsel knows of no litigation or government proceeding instituted or threatened against SPMF, involving Acquired Fund, that would be required to be disclosed in its registration statement on Form N-1A and is not so disclosed;

(7)  SPMF has been registered with the SEC as an investment company, and, to the knowledge of such counsel, no order has been issued or proceeding instituted to suspend such registration.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of SPMF with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of SPMF.

8.  Further Conditions Precedent to Obligations of the Companies.

The obligations of SPSS and SPMF hereunder are subject to the further conditions that on or before the Closing Date:

(a)  SPSS' Registration Statement with respect to the Acquiring Fund Shares to be delivered to the Acquired Fund's shareholders in accordance with this Plan shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and to the best knowledge of the parties hereto, no investigation or proceedings for the issuance of such an order shall have been instituted or be pending, threatened or contemplated on that date.

(b)  This Plan and the transactions contemplated herein shall have been approved by the requisite vote of (a) the Board of Directors of SPMF and the Trustees of SPSS, as to the determinations set forth in Rule 17a-8(a) under the 1940 Act, (b) the Trustees of SPSS as to the assumption by SPSS of the liabilities of the Acquired Fund and (c) the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of SPMF's Charter and By-Laws, and certified copies of the resolutions or other documents, as applicable, evidencing such approvals shall have been delivered to SPSS and SPMF, as applicable.

(c)  Any proposed change to SPSS' operations that may be approved by the Trustees of SPSS subsequent to the date of this Plan but in connection with and as a condition to implementing the transactions contemplated by this Plan, for which the approval of SPSS shareholders is required pursuant to the 1940 Act or otherwise, shall have been approved by the requisite vote of the holders of the outstanding shares of SPSS in accordance with the 1940 Act and the Delaware Statutory Trust Act and certified copies of the resolutions evidencing such approval shall have been delivered to SPMF.

(d)  On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein.

(e)  All consents of other parties and all consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state Blue Sky or securities authorities, including "no-action" positions of such authorities) deemed necessary by SPSS or SPMF to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any part of this condition.

(f)  SPMF and SPSS shall have received with respect to the Acquired Fund on or before the Closing Date, an opinion of Shearman & Sterling LLP, in form and substance satisfactory to SPMF and SPSS, substantially to the effect that, for federal income tax purposes,

(1)  the transfer of the assets of the Acquired Fund in exchange solely for the Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be deemed to be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

(2)  in accordance with Section 361(a) of the Code, no gain or loss will be recognized by the Acquired Fund under Section 361(c)(1) of the Code as a result of the transfer of its assets solely in exchange for Acquiring Fund, if any, Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or on the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund, as provided for in the Plan;

(3)  under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund on the receipt of the assets of the Acquired Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, if any, as provided for in the Plan;

(4)  in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the shareholders of the Acquired Fund on the receipt of Acquiring Fund Shares in exchange for their shares of the Acquired Fund;

(5)  in accordance with Section 362(b) of the Code, the tax basis of the Acquiring Fund in the assets of the Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the consummation of the transactions contemplated by the Plan;

(6)  in accordance with Section 358 of the Code, immediately after the consummation of the transactions contemplated by the Plan, the tax basis of the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be equal, in the aggregate, to the tax basis of their shares of the Acquired Fund surrendered in exchange therefor;

(7)  in accordance with Section 1223 of the Code, the holding period for the Acquiring Fund Shares received by the shareholders of the Acquired Fund will be determined by including the period for which such shareholder held their shares of the Acquired Fund exchanged therefor; provided, that the shares of the Acquired Fund Shares were held as capital assets for federal income tax purposes;

(8)  in accordance with Section 1223 of the Code, the holding period of the Acquiring Fund with respect to the assets of the Acquired Fund acquired by it in accordance with the Plan will include the period for which such assets were held by the Acquired Fund; and

(9)  pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits and method of tax accounting.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of SPSS and/or SPMF with regard to certain matters.

9.  Fees and Expenses.

(a)  Each Company represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

(b)  The expenses of the merger will be shared pro rata by the funds (not by PI).

10.  Termination; Postponement; Waiver; Order.

(a)  Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing or the Closing may be postponed by either Company on behalf of a Fund by resolution of the Board of Directors or Trustees, if circumstances develop that, in the opinion of either Board, make proceeding with the Plan inadvisable.

(b)  Either Company, on behalf of the applicable Fund, may at its option terminate this Plan at or prior to the Closing Date because of (i) a material breach by the other of any representation, warranty or covenant contained herein to be performed at or prior to the Closing Date; (ii) a condition herein expressed to be precedent to the obligations of either party not having been met and it reasonably appearing that it will not or cannot be met; or (iii) a mutual written agreement of the Companies.

(c)  In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect with respect to the Acquiring Fund or Acquired Fund, and neither SPSS, SPMF, the Acquiring Fund nor the Acquired Fund, nor the directors, trustees, officers, agents or shareholders shall have any liability in respect of this Plan.

(d)  At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by the relevant Company's Board of Directors or Trustees if, in the judgment of such Board of Directors or Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

(e)  The respective representations and warranties contained in Sections 4 and 5 hereof shall expire with and be terminated by the Plan, and neither SPSS, SPMF, nor either of their respective officers, directors, trustees, agents or shareholders nor either of the Funds nor their respective shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, trustee, agent or shareholder of either of the Funds or the Companies against any liability to the entity for which that officer, director, trustee, agent or shareholder so acts or to any of the Companies' shareholders to which that officer, director, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f)  If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of SPSS or Directors of SPMF, on behalf of the Funds to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Acquiring Fund Shares to be issued to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Acquired Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless SPMF on behalf of the Acquired Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.  Headings; Counterparts.

(a)  The paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

(b)  This Plan may be executed in any number of counterparts, each of which will be deemed an original.

12.  Agreement an Obligation Only of the Funds, and Enforceable Only Against Assets of the Funds.

Each Company acknowledges that it must look, and agrees that it shall look, solely to the assets of the Funds for the enforcement of any claims arising out of or based on the obligations of the Companies or Funds hereunder, and in particular that none of the assets of the Companies other than the portfolio assets of the Funds may be resorted to for the enforcement of any claim based on the obligations of the Funds hereunder.

13.  Entire Plan and Amendments; Survival of Warranties.

This Plan embodies the entire plan of SPSS and SPMF, on behalf of the Funds and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Plan may be amended, modified or supplemented only in writing by the parties, provided, however, that following the shareholder meeting called by SPMF, on behalf of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be distributed to the Acquired Fund's shareholders under this Plan to the detriment of such shareholders without their further approval. Neither this Plan nor any interest herein may be assigned without the prior written consent of SPSS and SPMF, on behalf of the Fund corresponding to the Fund making the assignment. This Plan shall bind and inure to the benefit of the parties and their respective successors and assigns, and no assignment or transfer hereof of any rights or obligations hereunder shall be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Plan.

14.  Notices.

Any notice, report, demand or other communication required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if hand delivered or mailed, first class postage prepaid, addressed to SPMF at One Corporate Drive, P.O. Box 883, Shelton, CT 06484, Attention: Secretary; and to SPSS at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102, Attention: Secretary.

15.  Governing Law.

This Plan shall be governed by and construed in accordance with the laws of the State of Delaware, provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

IN WITNESS WHEREOF, Strategic Partners Mutual Funds, Inc., on behalf of Strategic Partners Small Company Fund, and Strategic Partners Style Specific Funds, on behalf of Strategic Partners Small Capitalization Value Fund, have executed this Plan by their respective duly authorized officers, all as of the date and year first-above written.

  STRATEGIC PARTNERS MUTUAL FUNDS, INC.
  on behalf of Strategic Partners Small Company Fund

Attest:    By:

  Title:

  STRATEGIC PARTNERS STYLE SPECIFIC FUNDS
on behalf of Strategic Partners Small Capitalization Value Fund

Attest:    By:

  Title:

PROSPECTUS/PROXY STATEMENT
TABLE OF CONTENTS

Cover Page

2	Summary

2	The Proposal

2	Shareholder Voting

2	Comparisons of Important Features of the Funds

2	The Investment Objective and Strategies of the Funds

3	Comparison of Other Policies of the Funds

4	Risks of Investing in the Funds

5	Federal Income Tax Considerations

5	Forms of Organization

9	Management of the Companies and the Funds

13	Distribution Plan

14	Valuation

15	Purchases, Redemptions, Exchanges and Distributions

16	Fees and Expenses

Expense Examples

24	Performance

25	Reasons for the Transaction

27	Information About the Transaction

27	Closing of the Transaction

27	Expenses of the Transaction

27	Tax Consequences of the Transaction

28	Characteristics of the Small Capitalization Value Fund Shares

29	Capitalization of the Funds and Capitalization After the Transaction

31	Voting Information

31	Required Vote

32	How to Vote

32	Solicitation of Voting Instructions

32	Principal Holders of Shares

32	Additional Information about the Style Specific Funds and the Funds

33	Miscellaneous

33	Legal Matters

33	Independent Registered Public Accounting Firm

33	Notice to Banks, Broker Dealers and Voting Directors and their Nominees

33	Shareholder Proposals

34	Exhibits to Prospectus/Proxy Statement

Exhibit A – Plan of Reorganization (attached)

Exhibit B – Prospectus for the Small Capitalization Value Fund dated November 22, 2004

Exhibit C – Strategic Partners Style Specific Fund's Annual Report to Shareholders for fiscal year ended July 31, 2004

Exhibit D – Strategic Partners Style Specific Funds, Inc. Semi-Annual Report to Shareholders dated January 31, 2005

PRO FORMA STATEMENT OF INVESTMENTS FOR THE MERGER OF THE STRATEGIC PARTERS SMALL COMPANY FUND WITH THE STRATEGIC PARTNERS SMALL CAP VALUE FUND AS OF JULY 31, 2004

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
Shares	Shares	Shares	Shares
				Long-Term Investments
				Common Stock
				Advertising
	12,900	—	12,900	Interep National Radio Sales, Inc.		$11,076	—	$11,076
	250,000	—	250,000	Penton Media, Inc.		46,250	—	46,250
	5,380	—	5,380	Valuevision Media, Inc. (Class “A” Stock)		62,193	—	62,193

				Aerospace/Defense
	16,000	—	16,000	AAR Corp.		166,400	—	166,400
	5,740	—	5,740	Alliant Techsystems, Inc.		361,390	—	361,390
6,000		—	6,000	Curtiss-Wright Corp.	$322,500		—	322,500
	60,000	—	60,000	Curtiss-Wright Corp. (Class “B” Stock)		3,084,000	—	3,084,000
	85,000	—	85,000	Fairchild Corp. (Class “A” Stock)		369,750	—	369,750
10,650		—	10,650	Moog, Inc. (Class A shares)*	387,341		—	387,341
5,700		—	5,700	Precision Castparts Corp.	321,081		—	321,081
	16,500	—	16,500	Sequa Corp. (Class “A” Stock)		861,300	—	861,300
	3,500	—	3,500	Sequa Corp. (Class “B” Stock)		185,850	—	185,850

				Airline
	20,000	—	20,000	Midwest Air Group, Inc.		73,600	—	73,600
15,700		—	15,700	Skywest, Inc.	221,841		—	221,841

				Automobile Manufacturers			—	—
	8,000	—	8,000	Monaco Coach Corp.		194,240	—	194,240
	22,000	—	22,000	Navistar International Corp.		790,900	—	790,900
	4,000	—	4,000	Thor Industries, Inc.		125,240	—	125,240

				Automotive Parts
	1,540	—	1,540	American Axle & Manufacturing Holdings, Inc.		52,899	—	52,899
	52,000	—	52,000	BorgWarner, Inc.		2,453,880	—	2,453,880
	32,000	—	32,000	Cooper Tire & Rubber Co.		750,400	—	750,400
	60,000	—	60,000	Dana Co.		1,157,400	—	1,157,400
	40,000	—	40,000	Federal-Mogul Corp.		10,960	—	10,960
	80,500	—	80,500	Midas, Inc.		1,436,925	—	1,436,925
	70,000	—	70,000	Raytech Corp.		102,900	—	102,900
	10,000	—	10,000	Schieb (Earl), Inc.		32,300	—	32,300
	17,310	—	17,310	TBC Corp.		414,228	—	414,228
	28,000	—	28,000	Transpro, Inc.		154,000	—	154,000

				Auto Related
11,000		—	11,000	ArvinMeritor, Inc.	218,570		—	218,570
22,100		—	22,100	CSK Auto Corp.*	306,085		—	306,085
13,800		—	13,800	Snap-on, Inc.	443,118		—	443,118
10,500		—	10,500	United Auto Group Inc.	288,120		—	288,120
9,000		—	9,000	Winnebago Industries, Inc.	331,650		—	331,650

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
				Banks & Savings & Loans
7,400		—	7,400	Astoria Financial Corp.	252,784		—	252,784
16,000		—	16,000	Bancorpsouth, Inc.	337,920		—	337,920
23,600		—	23,600	BankUnited Financial Corp. (Class A shares)*	633,424		—	633,424
7,900		—	7,900	Chittenden Corp.	268,363		—	268,363
4,800		—	4,800	Commerce Bancorp., Inc.	241,632		—	241,632
8,700		—	8,700	Commercial Federal Corp.	229,071		—	229,071
4,300		—	4,300	Hibernia Corp. (Class A shares)	108,790		—	108,790
11,970		—	11,970	Old National Bancorp.	284,886		—	284,886
10,000		—	10,000	Susquehanna Bancshares, Inc.	232,700		—	232,700

				Beverages
4,000		—	4,000	Adolph Coors Co.	275,040		—	275,040
	32,600	—	32,600	Boston Beer Co., Inc.		749,148	—	749,148
	8,000	—	8,000	Farmer Brothers Co.		207,200	—	207,200
	15,000	—	15,000	Genesee Corp.		36,000	—	36,000
	22,000	—	22,000	Mondavi (Robert) Corp. (Class “A” Stock)		763,180	—	763,180
14,700	13,180	—	27,880	Pepsiamericas, Inc.	275,919	247,389	—	523,308

				Biotechnology
26,819		—	26,819	Nabi Biopharmaceuticals*	309,759		—	309,759

				Broadcasting
	10,000	—	10,000	Beasley Broadcast Group, Inc.		145,700	—	145,700
	171,000	—	171,000	Crown Media Holdings, Inc.		1,191,870	—	1,191,870
	13,000	—	13,000	Fisher Communications, Inc.		651,300	—	651,300
	86,000	—	86,000	Granite Broadcasting Corp.		52,460	—	52,460
	100,600	—	100,600	Gray Television, Inc.		1,199,152	—	1,199,152
	8,000	—	8,000	Gray Television, Inc. (Class “A” Stock)		87,600	—	87,600
	60,000	—	60,000	Liberty Media Corp. (Class “A” Stock)		508,800	—	508,800
	3,900	—	3,900	Liberty Media International, Inc. (Class “A” Stock)		121,602	—	121,602
	52,000	—	52,000	Media General, Inc. (Class “A” Stock)		3,107,520	—	3,107,520
	10,000	—	10,000	Nexstar Broadcasting Group, Inc. (Class “A” Stock)		98,200	—	98,200
	170,000	—	170,000	Paxson Communications Corp.		516,800	—	516,800
	32,500	—	32,500	Saga Communications, Inc. (Class “A” Stock)		578,500	—	578,500
	25,000	—	25,000	Salem Communications Corp. (Class “A” Stock)		635,000	—	635,000
	7,400	—	7,400	SBS Broadcasting SA (Luxembourg)		268,694	—	268,694
	18,500	—	18,500	Scripps, (E.W.) Co. (Class “A” Stock)		1,894,770	—	1,894,770
	29,000	—	29,000	Spanish Broadcasting Systems, Inc. (Class “A” Stock)		249,110	—	249,110
	32,046	—	32,046	UnitedGlobalCom, Inc. (Class “A” Stock)		203,172	—	203,172
	105,000	—	105,000	Young Broadcasting, Inc. (Class “A” Stock)		1,122,450	—	1,122,450

				Building Products
	10,380	—	10,380	Apogee Enterprises, Inc.		109,198	—	109,198
	3,000	—	3,000	Florida Rock Industries, Inc.(a)		128,790	—	128,790
	19,000	—	19,000	Gibraltar Steel Corp.		612,750	—	612,750
	1,000	—	1,000	Hughes Supply, Inc.(a)		60,920	—	60,920
13,800		—	13,800	Lennox International, Inc.	243,156		—	243,156
	5,000	—	5,000	Skyline Corp.		187,000	—	187,000
	2,780	—	2,780	Texas Industries, Inc.(a)		119,067	—	119,067

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
	45,000	—	45,000	Thomas Industries, Inc.		1,395,000	—	1,395,000

				Business Services
	2,950	—	2,950	Acxiom Corp. (a)		64,900	—	64,900
41,100		—	41,100	Administaff, Inc.*	546,630		—	546,630
	300,000	—	300,000	Edgewater Technology, Inc.		1,680,000	—	1,680,000
	15,000	—	15,000	GP Strategies Corp. (a)		106,200	—	106,200
10,000		—	10,000	Global Payments, Inc.	456,500		—	456,500
	1,300	—	1,300	Harland (John H.) Co.		36,803	—	36,803
	7,260	—	7,260	Insurance Auto Auctions, Inc.		110,207	—	110,207
10,000		—	10,000	Kelly Services, Inc. (Class A shares)	271,300		—	271,300
13,800		—	13,800	NDCHealth Corp.	289,938		—	289,938
	2,500	—	2,500	StarTek, Inc.		76,825	—	76,825

				Cable Television
	30,000	—	30,000	Adelphia Communications Corp. (Class “A” Stock) (a)		13,050	—	13,050
	245,000	—	245,000	Cablevision Systems NewYork Group (Class “A” Stock)		4,280,150	—	4,280,150
	60,000	—	60,000	Mediacom Communications Corp.		394,200	—	394,200

				Chemicals
	13,000	—	13,000	Airgas, Inc.		282,750	—	282,750
	10,000	—	10,000	Albermarle Corp.		308,000	—	308,000
	42,000	—	42,000	Arch Chemicals, Inc.		1,196,160	—	1,196,160
	13,630	—	13,630	Cytec Industries, Inc.		635,158	—	635,158
	40,000	—	40,000	Ferro Corp.		796,400	—	796,400
	34,410	—	34,410	Fuller (H.B.) Co.		919,779	—	919,779
	45,000	—	45,000	Great Lakes Chemical Corp.		1,079,100	—	1,079,100
	115,000	—	115,000	Hercules, Inc.		1,358,150	—	1,358,150
8,800		—	8,800	Lubrizol Corp.	304,744		—	304,744
	98,000	—	98,000	MacDermid, Inc.		2,867,480	—	2,867,480
22,900		—	22,900	Methanex Corp. (Canada)	280,754		—	280,754
	30,000	—	30,000	NewMarket Corp.		594,300	—	594,300
	8,500	—	8,500	NovaChemicals Corp. (Canada) (a)		258,145	—	258,145
	95,800	—	95,800	Omnova Solutions, Inc.		597,792	—	597,792
18,000		—	18,000	RPM International, Inc.	270,900		—	270,900
	33,000	—	33,000	Schulman (A.), Inc.		687,060	—	687,060
6,800		—	6,800	Scotts Co. (Class A shares)*	414,800		—	414,800
14,500	105,000	—	119,500	Sensient Technologies Corp.	299,280	2,167,200	—	2,466,480
	6,000	—	6,000	TETRA Technologies, Inc.		158,100	—	158,100
6,600		—	6,600	Valspar Corp. (The)	323,400		—	323,400

				Clothing & Apparel
	125,000	—	125,000	Hartmax Corp.		942,500	—	942,500
	1,000	—	1,000	Wolverine World Wide, Inc.		23,380	—	23,380

				Commercial Banks
1,200		—	1,200	Hudson United Bancorp.	41,100		—	41,100

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
				Commercial Services & Supplies
34,800		—	34,800	Allied Waste Industries, Inc.*	321,552		—	321,552
5,900		—	5,900	Banta Corp.	234,289		—	234,289
8,800		—	8,800	Harland (John H.) Co.	249,128		—	249,128

				Computer Services & Software
	100,000	—	100,000	Baldwin Technology Co., Inc. (Class “A” Stock)		349,999	—	349,999
	5,884	—	5,884	Intergraph Corp.*		155,279	—	155,279
	1,000	—	1,000	Keane, Inc.*		14,770	—	14,770
	4,180	—	4,180	PLATO Learning, Inc.*		36,659	—	36,659
	4,320	—	4,320	Tyler Technologies, Inc.*		39,744	—	39,744
	120,000	—	120,000	Xanser Corp.*		285,600	—	285,600

				Conglomerates
	4,900	—	4,900	Brink’s Co. (The)		158,515	—	158,515
	45,000	—	45,000	Cendant Corp.(a)		1,029,600	—	1,029,600
	3,780	—	3,780	Griffon Corp.*		79,267	—	79,267
	7,400	—	7,400	Park Ohio Holdings Corp.*		109,224	—	109,224

				Construction
	6,000	—	6,000	Cavco Industries, Inc.*		237,000	—	237,000
	35,000	—	35,000	Champion Enterprises, Inc.*		340,550	—	340,550
	30,000	—	30,000	Fleetwood Enterprises, Inc.*		403,200	—	403,200
	1,000	—	1,000	KB Home		64,050	—	64,050

				Consumer Products & Services
	22,500	—	22,500	Aaron Rents, Inc. (Class “A” Stock)		674,775	—	674,775
	2,340	—	2,340	Alberto-Culver Co. (Class “B” Stock)		109,091	—	109,091
	14,000	—	14,000	Aviall, Inc.*		280,700	—	280,700
	6,000	—	6,000	Bowlin Travel Centers, Inc.*		10,260	—	10,260
	40,200	—	40,200	Chemed Corp.		1,881,360	—	1,881,360
	24,680	—	24,680	Church and Dwight Co., Inc.		1,090,362	—	1,090,362
	7,390	—	7,390	CNS, Inc.		74,343	—	74,343
	2,990	—	2,990	Concorde Career Colleges, Inc.*		44,103	—	44,103
	8,000	—	8,000	Culp, Inc.*		62,400	—	62,400
	45,000	—	45,000	Elizabeth Arden, Inc.*		885,150	—	885,150
	24,000	—	24,000	Energizer Holdings, Inc.*		914,400	—	914,400
	165,000	—	165,000	Fedders Corp.		664,950	—	664,950
	6,000	—	6,000	Fortune Brands, Inc.		433,080	—	433,080
	150,000	—	150,000	GC Cos., Inc.*		90,750	—	90,750
	3,045	—	3,045	Jarden Corp.*		110,046	—	110,046
	18,000	—	18,000	Marine Products Corp.		296,100	—	296,100
	51,500	—	51,500	Oil-Dri Corp. of America		840,738	—	840,738
	17,000	—	17,000	Rayovac Corp.*		454,410	—	454,410
	93,807	—	93,807	Revlon, Inc. (Class “A” Stock)*		215,756	—	215,756
	14,900	—	14,900	Rollins, Inc.		344,935	—	344,935
	4,000	—	4,000	Scotts Co. (The) (Class “A” Stock)*(a)		244,000	—	244,000
	62,000	—	62,000	Weider Nutrition International, Inc.*		274,040	—	274,040

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
				Containers & Packaging
	30,000	—	30,000	Crown Holdings, Inc.*		304,200	—	304,200
	26,000	—	26,000	Greif, Inc. (Class “A” Stock)		966,160	—	966,160
	35,000	—	35,000	Pactiv Corp.*		825,300	—	825,300
18,500		—	18,500	Rock-Tenn Co. (Class A shares)	262,145		—	262,145

				Diversified Financial Services
12,500		—	12,500	Accredited Home Lenders Holding Co.*	391,563		—	391,563
39,100		—	39,100	AmeriCredit Corp.*	746,810		—	746,810
13,600		—	13,600	Eaton Vance Corp.	515,984		—	515,984
10,000		—	10,000	GATX Corp.	254,800		—	254,800
18,800		—	18,800	Jefferies Group, Inc.	589,192		—	589,192
21,600		—	21,600	Raymond James Financial, Inc.	504,792		—	504,792
2,000		—	2,000	Student Loan Corp.	280,500		—	280,500

				Diversified Manufacturing
15,200		—	15,200	Watsco, Inc.	444,448		—	444,448

				Diversified Operations
	8,000	—	8,000	Standex Internatioanl Corp.		182,080	—	182,080

				Drugs & Healthcare
8,925		—	8,925	Barr Pharmaceuticals, Inc.*	306,574		—	306,574
18,600		—	18,600	Chattem, Inc.*	535,866		—	535,866
15,200		—	15,200	Cooper Cos., Inc.	903,639		—	903,639
18,700		—	18,700	Covance, Inc.*	686,103		—	686,103
24,300		—	24,300	K-V Pharmaceutical Co.*	449,793		—	449,793
1,900		—	1,900	Lincare Holdings, Inc.*	60,686		—	60,686
12,000		—	12,000	Owens & Minor, Inc.	308,040		—	308,040
12,700		—	12,700	Pediatrix Medical Group, Inc.*	803,148		—	803,148
21,400		—	21,400	Pharmaceutical Product Development, Inc.*	750,284		—	750,284
21,700		—	21,700	Serologicals Corp.*	425,320		—	425,320

				Electric Utilities
13,100		—	13,100	Cleco Corp.	225,975		—	225,975
33,150		—	33,150	PNM Resources, Inc.	690,846		—	690,846

				Electrical Equipment
10,400		—	10,400	Acuity Brands, Inc.	248,040		—	248,040
10,800		—	10,800	Regal-Beloit Corp.	226,800		—	226,800

				Electronic Components & Equipment
	40,000	—	40,000	Agere Systems, Inc. (Class “A” Stock)*(a)		49,600	—	49,600
	60,000	—	60,000	Agere Systems, Inc. (Class “B” Stock)*		67,800	—	67,800
	72,000	—	72,000	AMETEK, Inc.		2,220,480	—	2,220,480
	67,500	—	67,500	Baldor Electric Co.		1,544,400	—	1,544,400
	35,000	—	35,000	Belden CDT, Inc.*		680,750	—	680,750
	6,000	—	6,000	C & D Technologies, Inc.		94,200	—	94,200
	100,000	—	100,000	CTS Corp.		1,147,000	—	1,147,000
	30,000	—	30,000	Electro Rental Corp.		291,600	—	291,600

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
	2,440	—	2,440	ESCO Technologies, Inc.*		128,466	—	128,466
	56,000	—	56,000	Franklin Electric Co., Inc.		2,121,280	—	2,121,280
	50,000	—	50,000	GrafTech International Ltd.*(a)		551,500	—	551,500
	28,000	—	28,000	Katy Industries, Inc.*		144,340	—	144,340
	99,000	—	99,000	Lamson & Sessions Co.*		727,650	—	727,650
	16,000	—	16,000	Landauer, Inc.		702,880	—	702,880
	4,000	—	4,000	Lecroy Corp.*		61,280	—	61,280
	10,800	—	10,800	Littelfuse, Inc.*		419,040	—	419,040
	45,000	—	45,000	Magnetek, Inc.*		295,200	—	295,200
	18,000	—	18,000	Methode Electronics, Inc. (Class “A” Stock)		234,540	—	234,540
	20,000	—	20,000	Monolithic System Technology, Inc.*		95,200	—	95,200
	13,000	—	13,000	Park Electrochemical Corp.		298,740	—	298,740
	4,100	—	4,100	Parker-Hannifin Corp.		235,258	—	235,258
	14,180	—	14,180	Pentair, Inc.		444,118	—	444,118
	4,000	—	4,000	Rockwell Automation, Inc.		149,640	—	149,640
	14,000	—	14,000	SL Industries, Inc.*		145,600	—	145,600
	118,000	—	118,000	Thomas & Betts Corp.*		3,103,399	—	3,103,399
	20,000	—	20,000	Trans-Lux Corp.		133,000	—	133,000

				Electronic Equipment & Instruments
4,000		—	4,000	Checkpoint Systems, Inc.*	68,840		—	68,840

				Electronics
20,400	3,000	—	23,400	FLIR Systems, Inc.*	1,298,052	190,890	—	1,488,942
9,300		—	9,300	Lincoln Electric Holdings, Inc.	316,293		—	316,293
47,500		—	47,500	Sanmina-SCI Corp.*	348,650		—	348,650

				Entertainment & Leisure
	3,230	—	3,230	Brunswick Corp.		126,067	—	126,067
	2,500	—	2,500	Churchill Downs, Inc.		96,325	—	96,325
	75,000	—	75,000	Dover Downs Gaming & Entertainment, Inc.		734,250	—	734,250
	112,000	—	112,000	Dover Motorsports, Inc.		487,200	—	487,200
	50,060	—	50,060	Gaylord Entertainment Co. (Class “A” Stock)*		1,459,749	—	1,459,749
	4,000	—	4,000	International Speedway Corp. (Class “A” Stock)		208,160	—	208,160
	200,000	—	200,000	Magna Entertainment Corp.*		1,306,000	—	1,306,000
	10,000	—	10,000	Pinnacle Entertainment, Inc.*		112,900	—	112,900
	190,000	—	190,000	Six Flags, Inc.*		896,800	—	896,800
	38,290	—	38,290	Topps Co., Inc. (The)		361,458	—	361,458
	3,800	—	3,800	Vail Resorts, Inc.*		74,138	—	74,138
	5,000	—	5,000	Vivendi Universal SA [ADR] (France)*		124,400	—	124,400

				Environmental Services
	110,000	—	110,000	Allied Waste Industries, Inc.*(a)		1,016,400	—	1,016,400
	36,000	—	36,000	Catalytica Energy Systems, Inc.*		93,960	—	93,960
	8,000	—	8,000	CUNO, Inc.*		421,280	—	421,280
	35,000	—	35,000	Republic Services, Inc.		1,001,000	—	1,001,000

				Energy Equipment & Services
11,500		—	11,500	Tidewater, Inc.	349,025		—	349,025

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
				Equipment Services
	38,000	—	38,000	Gerber Scientific, Inc.		246,240	—	246,240
	70,000	—	70,000	Industrial Distribution Group, Inc.		540,400	—	540,400

				Farming & Agriculture
	1,310	—	1,310	Delta & Pine Land Co.		29,410	—	29,410

				Financial - Bank & Trust
	18,000	—	18,000	Community First Bankshares, Inc.		579,600	—	579,600
	5,600	—	5,600	Crazy Woman Creek Bancorp, Inc.		94,640	—	94,640
	30,000	—	30,000	First Republic Bank		1,299,000	—	1,299,000
	12,000	—	12,000	Hibernia Corp. (Class “A” Stock)(a)		303,600	—	303,600
	22,000	—	22,000	Riggs National Corp.		490,380	—	490,380
	18,000	—	18,000	Silicon Valley Bancshares		658,980	—	658,980
	2,890	—	2,890	TCF Financial Corp.		174,556	—	174,556
	3,000	—	3,000	Webster Financial Corp.		140,760	—	140,760

				Financial Services
	48,000	—	48,000	BKF Capital Group, Inc.		1,300,800	—	1,300,800
	11,800	—	11,800	CIT Group, Inc.		410,168	—	410,168
	35,000	—	35,000	Interactive Data Corp.		612,850	—	612,850

				Food
	40,000	—	40,000	Archer-Daniels-Midland Co.		617,200	—	617,200
	65,000	—	65,000	Corn Products International, Inc.		2,802,800	—	2,802,800
	164,770	—	164,770	Del Monte Foods Co.		1,736,676	—	1,736,676
	108,000	—	108,000	Flowers Foods, Inc.		2,818,800	—	2,818,800
	15,000	—	15,000	Hain Celestial Group, Inc.		247,950	—	247,950
	67,600	—	67,600	Ingles Markets, Inc. (Class “A” Stock)		773,344	—	773,344
	3,800	—	3,800	Performance Food Group Co.		94,164	—	94,164
	9,000	—	9,000	Smucker, (J.M.) Co. (The)		376,290	—	376,290
	1,000	—	1,000	Suprema Specialties, Inc.*(cost $12,750; purchased 11/08/01)(g)		—	—	—
	111,500	—	111,500	Tl Administration Corp.*		2,509	—	2,509
	11,404	—	11,404	Tootsie Roll Industries, Inc.		334,137	—	334,137

				Food & Staples Retailing
14,800		—	14,800	Casey’s General Stores, Inc.	239,464		—	239,464
13,700		—	13,700	Ruddick Corp.	267,972		—	267,972

				Food Products
6,600		—	6,600	Corn Products International, Inc.	284,592		—	284,592
9,100		—	9,100	Fresh Del Monte Produce, Inc. (Cayman Islands)	241,605		—	241,605
5,400		—	5,400	Lancaster Colony Corp.	217,512		—	217,512
14,000		—	14,000	Loews Corp - Carolina Group	332,640		—	332,640
5,000		—	5,000	Universal Corporation VA	241,150		—	241,150

				Gas Utilities
10,800		—	10,800	Atmos Energy Corp.	271,836		—	271,836

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
12,300		—	12,300	Cascade Natural Gas Corp.	247,107		—	247,107
7,500		—	7,500	Nicor, Inc.	248,325		—	248,325
7,400		—	7,400	Northwest Natural Gas Co.	217,412		—	217,412
7,100		—	7,100	Peoples Energy Corp.	276,900		—	276,900
9,500		—	9,500	WGL Holdings, Inc.	260,680		—	260,680

				Health Care Equipment & Supplies
9,200		—	9,200	Arrow International, Inc.	255,024		—	255,024
5,600		—	5,600	Invacare Corp.	227,080		—	227,080

				Health Care Providers & Services
10,700		—	10,700	Accredo Health, Inc.*	346,680		—	346,680
	10,010	—	10,010	Invitrogen Corp. (a)		525,325	—	525,325
	2,700	—	2,700	Laboratory Corp. of America Holdings		105,732	—	105,732
	2,310	—	2,310	NeighborCare, Inc.		59,228	—	59,228
25,000		—	25,000	Select Medical Corp.	321,000		—	321,000
	800	—	800	VitalWorks, Inc.		2,608	—	2,608

				Homebuilders
90		—	90	D.R. Horton, Inc.	2,487		—	2,487
26,400		—	26,400	Hovnanian Enterprises, Inc. (Class A shares)*	819,192		—	819,192
6,300		—	6,300	M/I Homes, Inc.	239,337		—	239,337

				Hotels, Restaurants & Leisure
	75,000	—	75,000	Aztar Corp.		1,820,250	—	1,820,250
7,800		—	7,800	Bob Evans Farms, Inc.	207,636		—	207,636
	40,000	—	40,000	Boca Resorts, Inc. (Class “A” Stock)		780,000	—	780,000
10,400		—	10,400	Brinker International, Inc.*	372,424		—	372,424
9,600		—	9,600	CEC Entertainment, Inc.*	348,960		—	348,960
	5,000	—	5,000	Denny’s Corp.		14,750	—	14,750
14,800		—	14,800	Intrawest Corp. (Canada)	239,760		—	239,760
	20,000	—	20,000	Kerzner International Ltd.		938,200	—	938,200
9,000		—	9,000	Landry’s Restaurants, Inc.	272,070		—	272,070
	40,000	—	40,000	La Quinta Corp.		306,400	—	306,400
13,500		—	13,500	Sonic Corp.*	310,500		—	310,500
	75,000	—	75,000	Steak ‘n Shake Co. (The)		1,284,000	—	1,284,000
	26,720	—	26,720	Triarc Cos., Inc. (Class “A” Stock)		261,054	—	261,054
	53,560	—	53,560	Triarc Cos., Inc. (Class “B” Stock)		522,746	—	522,746
	3,300	—	3,300	Wendy’s International, Inc.		118,041	—	118,041
	40,000	—	40,000	Wyndham International, Inc. (Class “A” Stock)		39,200	—	39,200

				Household Durables
19,200		—	19,200	Harman International Industries, Inc.	1,646,016		—	1,646,016
17,000		—	17,000	Maytag Corp.	348,500		—	348,500
3,850		—	3,850	MDC Holdings, Inc.	258,528		—	258,528
6,500		—	6,500	Meritage Corp.*	402,350		—	402,350
2,400		—	2,400	Russ Berrie & Co., Inc.	45,696		—	45,696

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
				Industrial Conglomerates
18,000		—	18,000	Chicago Bridge & Iron Co. N.V. (Netherlands)	525,420		—	525,420
4,900		—	4,900	Teleflex, Inc.	217,805		—	217,805

				Industrial Products
	36,500	—	36,500	Acuity Brands, Inc.		870,525	—	870,525
	10,000	—	10,000	Barnes Group, Inc.		259,500	—	259,500
	1,540	—	1,540	Carlisle Cos., Inc.		97,775	—	97,775
	10,000	—	10,000	Core Molding Technologies, Inc.*		31,100	—	31,100
	90,000	—	90,000	Crane Co.(a)		2,503,800	—	2,503,800
	34,000	—	34,000	Donaldson Co., Inc.		905,420	—	905,420
	110,000	—	110,000	Kaman Corp. (Class “A” Stock)		1,368,400	—	1,368,400
	100,000	—	100,000	Myers Industries, Inc.		1,310,000	—	1,310,000
	62,000	—	62,000	Precision Castparts Corp.		3,492,460	—	3,492,460
	22,000	—	22,000	Robbins & Myers, Inc.		416,020	—	416,020
	11,000	—	11,000	Roper Industries, Inc.		616,000	—	616,000
	1,000	—	1,000	Watts Water Technologies, Inc. (Class “A” Stock)		25,300	—	25,300

				Insurance
	6,700	—	6,700	Alleghany Corp.		1,812,350	—	1,812,350
9,400		—	9,400	American Financial Group, Inc.	279,086		—	279,086
6,200		—	6,200	AmerUs Group Co.	238,700		—	238,700
	28,000	—	28,000	Argonaut Group, Inc.		525,280	—	525,280
	4,500	—	4,500	CNA Financial Group Corp.		45,945	—	45,945
9,700		—	9,700	Commerce Group, Inc.	469,577		—	469,577
8,550		—	8,550	Delphi Financial Group, Inc. (Class A shares)	346,703		—	346,703
	5,000	—	5,000	Everest Reinsurance Croup Ltd. (a)		367,400	—	367,400
9,000		—	9,000	Landamerica Financial Group Inc.	355,500		—	355,500
	6,000	—	6,000	Midland Co.		171,300	—	171,300
	3,000	—	3,000	PMI Group, Inc. (The)(a)		123,690	—	123,690
13,900		—	13,900	Philadelphia Consolidated Holding Corp.*	759,913		—	759,913
	3,000	—	3,000	Phoenix Cos., Inc. (The)		31,110	—	31,110
8,100		—	8,100	Protective Life Corp.	293,625		—	293,625
	4,000	—	4,000	ProAssurance Corp. (a)		126,760	—	126,760
	8,500	—	8,500	UnumProvident Corp.		135,575	—	135,575

				Internet Services
	127,000	—	127,000	J Net Enterprises, Inc.*		342,900	—	342,900
	9,560	—	9,560	Stellent, Inc.*		66,538	—	66,538

				Lumber & Wood Products
	10,500	—	10,500	Deltic Timber Corp.		361,305	—	361,305

				Leisure
18,100		—	18,100	WMS Industries, Inc. *	493,044		—	493,044

				Leisure Equipment & Products
28,000		—	28,000	Callaway Golf Co.	308,000		—	308,000

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
				Machinery
	6,000	—	6,000	AGCO Corp.		125,520	—	125,520
8,300	2,660	—	10,960	Albany International Corp. (Class A shares)	248,336	79,587	—	327,923
15,000		—	15,000	Barnes Group Inc.	389,250		—	389,250
	12,000	—	12,000	Carbo Ceramics, Inc.		849,960	—	849,960
	43,000	—	43,000	CLARCOR, Inc.		1,892,000	—	1,892,000
8,000		—	8,000	Crane Co.	222,560		—	222,560
	42,000	—	42,000	Flowserve Corp.		1,005,900	—	1,005,900
	15,000	—	15,000	Gardner Denver, Inc.		401,700	—	401,700
	130,000	—	130,000	Gencorp, Inc.		1,535,300	—	1,535,300
	49,500	—	49,500	Graco, Inc.		1,558,260	—	1,558,260
5,600		—	5,600	Harsco Corp.	251,328		—	251,328
	36,000	—	36,000	IDEX Corp.		1,155,240	—	1,155,240
	7,000	—	7,000	Lone Star Technologies, Inc.		233,240	—	233,240
	35,000	—	35,000	Smith (A.O.) Corp.		1,005,200	—	1,005,200
8,000		—	8,000	Tecumseh Products Co. (Class A shares)	326,640		—	326,640
	22,000	—	22,000	Tennant Co.		812,900	—	812,900
	1,680	—	1,680	Toro Co. (The)(a)		110,040	—	110,040
9,900		—	9,900	Valmont Industries, Inc.	216,117		—	216,117
5,800		—	5,800	York International Corp.	338,010		—	338,010

				Medical Supplies & Equipment
	4,600	—	4,600	Apogent Technologies, Inc.*		149,500	—	149,500
	2,000	—	2,000	ArthroCare Corp.*		53,260	—	53,260
	800	—	800	Bio-Rad Laboratories, Inc.*		41,920	—	41,920
	2,000	—	2,000	Biosite, Inc.*(a)		88,380	—	88,380
	800	—	800	Cholestech Corp.*		6,248	—	6,248
	2,000	—	2,000	CONMED Corp.*		44,320	—	44,320
	800	—	800	DJ Orthopedics, Inc.*		14,240	—	14,240
	800	—	800	Encore Medical Corp.*		4,424	—	4,424
	800	—	800	Exactech, Inc.*		15,696	—	15,696
	4,800	—	4,800	ICU Medical, Inc.*		133,440	—	133,440
	24,000	—	24,000	Inamed Corp.*		1,300,320	—	1,300,320
	15,000	—	15,000	Inverness Medical Innovations, Inc.*		254,250	—	254,250
	3,300	—	3,300	Kensey Nash Corp.*		93,357	—	93,357
	5,460	—	5,460	Lifecore Biomedical, Inc.*		27,027	—	27,027
	4,000	—	4,000	Ocular Sciences, Inc.*(a)		176,520	—	176,520
	5,000	—	5,000	Orthofix International NV (Netherlands)*		151,950	—	151,950
	800	—	800	Osteotech, Inc.*		3,096	—	3,096
	50,000	—	50,000	Owens & Minor, Inc.		1,283,500	—	1,283,500
	15,000	—	15,000	Regeneration Technologies, Inc.*		145,800	—	145,800
	5,500	—	5,500	Schein, (Henry), Inc.*		369,050	—	369,050
	2,000	—	2,000	Schick Technologies, Inc.*		25,200	—	25,200
	25,000	—	25,000	Sola International, Inc.*		406,500	—	406,500
	3,420	—	3,420	SurModics, Inc.*(a)		81,806	—	81,806
	122,000	—	122,000	Sybron Dental Specialties, Inc.*		3,281,800	—	3,281,800
	1,200	—	1,200	Techne Corp.*		47,760	—	47,760
	5,000	—	5,000	Thoratec Corp.*(a)		51,000	—	51,000
	3,000	—	3,000	Viasys Healthcare, Inc.*		45,450	—	45,450

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
				Marine
7,300		—	7,300	Alexander & Baldwin, Inc..	240,024		—	240,024
12,700		—	12,700	Frontline, Ltd. (Bermuda)	487,045		—	487,045
7,800		—	7,800	Teekay Shipping Corp. (Bahamas)	310,284		—	310,284

				Media
12,600		—	12,600	Handleman Co.	270,522		—	270,522
43,600	137,200	—	180,800	Sinclair Broadcast Group, Inc. (Class A shares)(a)	432,076	1,359,652	—	1,791,728

				Metals & Mining
19,500		—	19,500	Agnico-Eagle Mines Ltd. (Canada)	257,985		—	257,985
8,700		—	8,700	Arch Coal, Inc.	293,799		—	293,799
	43,000	—	43,000	Barrick Gold Corp. (Canada)		822,160	—	822,160
18,500		—	18,500	Goldcorp., Inc. (Canada)	212,935		—	212,935
100		—	100	IPSCO, Inc. (Canada)	2,341		—	2,341
	7,000	—	7,000	Layne Christensen Co.		98,980	—	98,980
12,000		—	12,000	Massey Energy Co.	331,800		—	331,800
	70,610	—	70,610	Material Sciences Corp.		850,851	—	850,851
3,200		—	3,200	Quanex Corp.	145,600		—	145,600
	4,000	—	4,000	WHX Corp. (a)		4,360	—	4,360
	10,000	—	10,000	Worthington Industries, Inc.		204,800	—	204,800

				Multi-Utilities & Unregulated Power
7,000		—	7,000	Energen Corp.	331,450		—	331,450
11,300		—	11,300	National Fuel Gas Co.	288,602		—	288,602
15,900		—	15,900	ONEOK, Inc.	333,900		—	333,900
11,000		—	11,000	Vectren Corp.	272,250		—	272,250
11,600		—	11,600	Westar Energy, Inc	233,972		—	233,972

				Multimedia
10,200		—	10,200	Scholastic Corp.*	280,602		—	280,602

				Office Equipment
	7,760	—	7,760	Danka Business Systems PLC [ADR](United Kingdom)		32,747	—	32,747
	2,650	—	2,650	Hon Industries, Inc.		107,193	—	107,193
	27,800	—	27,800	McGrath Rentcorp		902,110	—	902,110
	60,000	—	60,000	Nashua Corp.*		582,000	—	582,000

				Oil & Gas
30,400		—	30,400	Cabot Oil & Gas Corp.	1,336,687		—	1,336,687
	62,000	—	62,000	Callon Petroleum Co.		835,760	—	835,760
33,800		—	33,800	Chesapeake Energy Corp.	518,830		—	518,830
	17,000	—	17,000	Devon Energy Corp. (a)		1,181,330	—	1,181,330
	12,000	—	12,000	El Paso Corp.		94,680	—	94,680
	6,800	—	6,800	EOG Resources, Inc.		432,140	—	432,140
	12,500	—	12,500	Equitable Resources, Inc.		641,000	—	641,000
	39,000	—	39,000	Forest Oil Corp.*(a)		1,103,310	—	1,103,310
	4,000	—	4,000	Gyrodyne Co. of America, Inc.*		140,000	—	140,000

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
	6,190	—	6,190	Key Energy Services, Inc.*		62,395	—	62,395
	10,000	—	10,000	Lufkin Industries, Inc.		328,500	—	328,500
	65,000	—	65,000	Newpark Resources, Inc.*		396,500	—	396,500
	90,000	—	90,000	ONEOK, Inc.		1,890,000	—	1,890,000
	2,000	—	2,000	Pioneer Natural Resources Co.		72,100	—	72,100
21,100		—	21,100	Range Resources Corp.	353,425		—	353,425
	20,000	—	20,000	Rowan Cos., Inc.		488,400	—	488,400
7,500		—	7,500	St. Mary Land & Exploration Co.	257,325		—	257,325
21,500		—	21,500	Swift Energy Co.*	487,835		—	487,835
7,100		—	7,100	UGI Corp.	229,969		—	229,969
16,000		—	16,000	Vintage Petroleum, Inc.	273,600		—	273,600
8,800		—	8,800	Western Gas Resources, Inc.	296,472		—	296,472
	82,000	—	82,000	XTO Energy, Inc.		2,451,800	—	2,451,800

				Paper & Forest Products
	8,000	—	8,000	Boise Cascade Corp.		258,000	—	258,000
6,700		—	6,700	Potlatch Corp.	268,603		—	268,603
	16,000	—	16,000	Scweitzer-Mauduit International , Inc.		452,000	—	452,000

				Personal Services
	17,790	—	17,790	Matthews International Corp. (Class “A” Stock)		609,841	—	609,841

				Pharmaceuticals
	5,000	—	5,000	Bone Care International, Inc.*		125,450	—	125,450
	1,500	—	1,500	CollaGenex Pharmaceuticals, Inc.*		11,160	—	11,160
	6,200	—	6,200	Priority Healthcare Corp. (Class “B” Stock)*		138,880	—	138,880

				Printing & Publishing
	6,610	—	6,610	Bowne & Co., Inc.		98,423	—	98,423
	4,530	—	4,530	Hollinger International, Inc.		74,972	—	74,972
	7,940	—	7,940	Journal Communications, Inc. (Class “A” Stock)		141,650	—	141,650
	65,000	—	65,000	Journal Register Co.*		1,261,000	—	1,261,000
	5,000	—	5,000	Lee Enterprises, Inc.		232,750	—	232,750
	11,000	—	11,000	McClatchy Co.		758,450	—	758,450
	19,000	—	19,000	Nelson, (Thomas), Inc.		409,450	—	409,450
	209,800	—	209,800	PRIMEDIA, Inc.*		503,520	—	503,520
	46,800	—	46,800	Pulitzer, Inc.		2,164,499	—	2,164,499

				Real Estate
	13,000	—	13,000	Griffin Land & Nurseries, Inc.*		300,703	—	300,703
	17,500	—	17,500	Harbor Global Co.*		175,000	—	175,000

				Real Estate Investment Trusts
13,300		—	13,300	Annaly Mortgage Management Inc.	219,450		—	219,450
10,700		—	10,700	Entertainment Properties Trust	378,352		—	378,352
14,400		—	14,400	Equity One, Inc.	259,920		—	259,920
6,700		—	6,700	First Industrial Realty Trust, Inc.	245,488		—	245,488
6,600		—	6,600	Healthcare Realty Trust Inc.	238,392		—	238,392
23,200		—	23,200	HRPT Properties Trust	233,624		—	233,624

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
	25,000	—	25,000	Innkeepers USA Trust		262,250	—	262,250
13,100		—	13,100	Nationwide Health Properties, Inc.	250,210		—	250,210
15,500		—	15,500	New Plan Excel Realty Trust	368,125		—	368,125
6,000		—	6,000	Shurgard Storage Centers, Inc.	222,000		—	222,000
7,800		—	7,800	SL Green Realty Corp.	382,980		—	382,980
	5,000	—	5,000	Sun Communities, Inc.		188,050	—	188,050

				Retail
	64,110	—	64,110	Big 5 Sporting Goods Corp.		64,110	—	64,110
	26,540	—	26,540	Blockbuster, Inc. (Class “A” Stock)(a)		26,540	—	26,540
	82,860	—	82,860	Bon-Ton Stores, Inc.		82,860	—	82,860
11,800		—	11,800	Borders Group, Inc.	269,866		—	269,866
8,000		—	8,000	Brown Shoe Co., Inc.	257,840		—	257,840
11,200	8,000	—	19,200	Burlington Coat Factory Warehouse Corp.	203,168	145,120	—	348,288
	3,000	—	3,000	Fred’s, Inc.		54,150	—	54,150
	8,000	—	8,000	Goody’s Family Clothing, Inc.		69,760	—	69,760
	4,000	—	4,000	Movado Group, Inc.		60,040	—	60,040
12,300		—	12,300	Movie Gallery, Inc.	213,897		—	213,897
	25,500	—	25,500	Neiman Marcus Group, Inc. (Class “A” Stock)(a)		1,391,025	—	1,391,025
	16,000	—	16,000	Neiman Marcus Group, Inc. (Class “B” Stock)		823,200	—	823,200
	4,550	—	4,550	Office Depot, Inc.*(a)		74,620	—	74,620
24,400		—	24,400	Phillips-Van Heusen Co.	462,868		—	462,868
	2,602	—	2,602	Sports Authority, Inc. (The)		66,351	—	66,351

				Semiconductors
	56,000	—	56,000	Axcelis Technologies, Inc.*		522,480	—	522,480
	10,000	—	10,000	Omnivision Technologies, Inc.*(a)		117,800	—	117,800
	5,000	—	5,000	Zoran Corp.*		88,450	—	88,450

				Road & Rail
10,000		—	10,000	Arkansas Best Corp.	349,700		—	349,700
6,400		—	6,400	USF Corp.	227,200		—	227,200

				Telecommunications
	135,300	—	135,300	Acme Communications, Inc.		879,450	—	879,450
	5,000	—	5,000	Airgate PCS, Inc.		76,900	—	76,900
83,900		—	83,900	American Tower Corp. (Class A shares)*	1,213,194		—	1,213,194
	20,000	—	20,000	AO VimpelCom [ADR] (Russia)*(a)		1,749,000	—	1,749,000
	35,000	—	35,000	Centennial Communications, Inc.*		196,700	—	196,700
	200,000	—	200,000	Cincinnati Bell, Inc.*		808,000	—	808,000
	70,000	—	70,000	Corning, Inc.*(a)		865,200	—	865,200
	80,000	—	80,000	D & E Communications, Inc.		887,200	—	887,200
	82,000	—	82,000	Dobson Communications Corp.*		218,940	—	218,940
	70,000	—	70,000	Lucent Technologies, Inc.*		213,500	—	213,500
	20,000	—	20,000	Nextel Communications, Inc. (Class “A” Stock)(a)		455,200	—	455,200
	6,000	—	6,000	Plantronics, Inc.		232,080	—	232,080
	45,000	—	45,000	Rural Cellular Corp.*(a)		411,750	—	411,750
	10,000	—	10,000	Stratos International, Inc.*		41,500	—	41,500
	30,000	—	30,000	Sycamore Networks, Inc.*		112,200	—	112,200

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
	15,000	—	15,000	Triton PCS Holdings, Inc.*		45,150	—	45,150
	74,000	—	74,000	Western Wireless Corp. (Class “A” Stock)*(a)		1,952,860	—	1,952,860

				Textiles, Apparel & Luxury Goods
6,200		—	6,200	Kellwood Co.	248,930		—	248,930
13,500		—	13,500	Russell Corp.	238,815		—	238,815

				Thrifts & Mortgage Finance
19,000		—	19,000	Fremont General Corp.	356,820		—	356,820
9,020		—	9,020	Washington Federal, Inc.	225,951		—	225,951

				Transportation
	46,000	—	46,000	GATX Corp.(a)		1,172,080	—	1,172,080
	15,000	—	15,000	Grupo TMM S.A. de C.V [ADR] (Mexico)		30,450	—	30,450
	2,000	—	2,000	Hub Group, Inc. (Class “A” Stock) (Canada)		65,280	—	65,280
	6,000	—	6,000	Ryder System, Inc.		257,400	—	257,400

				Utilities
	23,000	—	23,000	AES Corp.		221,950	—	221,950
	4,430	—	4,430	Allete, Inc.		122,800	—	122,800
	9,200	—	9,200	Alliant Energy Corp.		238,372	—	238,372
	130,000	—	130,000	Aquila, Inc.		426,400	—	426,400
	44,000	—	44,000	CH Energy Group, Inc.		1,936,000	—	1,936,000
	23,000	—	23,000	Connecticut Water Service, Inc.		569,250	—	569,250
	20,000	—	20,000	DPL, Inc.(a)		399,000	—	399,000
	170,000	—	170,000	Duquesne Light Holdings, Inc.(a)		3,224,899	—	3,224,899
	155,000	—	155,000	El Paso Electric Co.		2,332,750	—	2,332,750
	8,000	—	8,000	Florida Public Utilities Co.		133,600	—	133,600
	2,550	—	2,550	Ionics, Inc.		68,952	—	68,952
	7,000	—	7,000	Maine & Maritimes Corp.		219,800	—	219,800
	28,000	—	28,000	MGE Energy, Inc.		882,840	—	882,840
	140,000	—	140,000	Northeast Utilities		2,617,999	—	2,617,999
	26,250	—	26,250	Southern Union Co.(a)		522,638	—	522,638
	10,000	—	10,000	Southwest Gas Corp.		236,700	—	236,700
	4,500	—	4,500	TXU Corp.(a)		178,470	—	178,470

				Waste Management
13,200		—	13,200	Republic Services, Inc.	377,520		—	377,520

				TOTAL COMMON STOCK	56,312,565	202,523,580		258,836,145

				RIGHTS*
				Broadcasting
	780	—	780	Liberty Media International, Inc. (Class “A” Rights)		4,688	—	4,688

				TOTAL LONG-TERM INVESTMENTS	56,312,565	202,528,268	—	258,840,833

Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value		Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments	Pro-forma Combined Strategic Partners Small Cap Value
	(Unaudited)	(Unaudited)	(Unaudited)			(Unaudited)	(Unaudited)	(Unaudited)
Principal Amount	Principal Amount	Principal Amount	Principal Amount
(000)	(000)	(000)	(000)
				SHORT-TERM INVESTMENT
				Certificates of Deposit
	809	—	809	Banco Santander PR
				1.326%, 08/09/04 (b) (c)		808,595	—	808,595
	83	—	83	Canadian Imperial Bank of Commerce
				1.425%, 08/31/04 (b) (c)		82,926	—	82,926
	1,882	—	1,882	Fortis Bank NY
				1.775%, 06/06/05 (b)		1,882,267	—	1,882,267

				Corporate Obligations
	2,067	—	2,067	Bank of America NA
				1.30%, 08/02/04 (b) (c)		2,066,583	—	2,066,583
	779	—	779	Goldman Sachs Group, Inc.
				1.392%, 08/02/04 (b)(c)		779,442	—	779,442
				Merrill Lynch & Co., Inc.
	74	—	74	1.442%, 08/02/04 (b)(c)		74,283	—	74,283
	524	—	524	1.442%, 08/02/04 (b)(c)		524,257	—	524,257
	172	—	172	Morgan Stanley		171,606	—	171,606
				1.392%, 08/02/04 (b) (c)
				Natexis Banque
	2,040	—	2,040	1.36%, 08/02/04 (b) (c)		2,040,144	—	2,040,144
	965	—	965	1.412%, 08/02/04 (b) (c)		964,863	—	964,863
	392	—	392	Societe Generale
				1.387%, 08/02/04 (b) (c)		391,871	—	391,871
	3,597	—	3,597	Swedbank
				1.34%, 08/16/04 (b) (c)		3,596,270	—	3,596,270
				Westdeutsche Landesbank
	1,304	—	1,304	1.31%, 08/09/04 (b) (c)		1,303,806	—	1,303,806
	165	—	165	1.44%, 08/31/04 (b) (c)		165,207	—	165,207

				Time Deposit
	1,014	—	1,014	National City Bank of Cleveland
				1.29%, 08/02/04 (b)		1,013,642	—	1,013,642
Shares	Shares	Shares	Shares
				Non-Registered Investment Company
	9,067,794	—	9,067,794	BlackRock Institutional Money Market		9,067,794	—	9,067,794
				Trust(b) (j)

				Registered Investments Companies
9,802,647		—	9,802,647	Dryden Core Investment—Taxable Money Market Series	9,802,647		—	9,802,647

				Total Short-Term Investments	9,802,647	24,933,556		34,736,203

				Total Investments	66,115,212	227,461,824	—	293,577,036
				Liabilities in excess of other assets	(1,391,881)	(23,746,988)	—	(25,138,869)
				Total Net Assets	64,723,331	203,714,836	—	268,438,167

The following abbreviations are used throughout the Statement of Net Assets:

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

The following annotations are used throughout the Statement of Net Assets:

*                                         Non-income producing security.

(a)                                  Portion of securities on loan with an aggregate market value of $23,924,307; cash collateral of $24,933,556 received with which the portfolio purchased highly liquid short-term investments.

(b)                                 Represents security purchased with cash collateral for securities on loan.

(c)                                  Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2004.

(g)                                 Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid security is $12,750. The aggregate value, $0 represents 0.00% of net assets.

(j)                                     Security available to institutional investors only.

Please note that none of the investments are expected to be sold as a result of the merger.

Statements of Assets and Liabilities

as of July 31, 2004

	Strategic Partners Small Cap Value	Strategic Partners Small Company	Pro-forma adjustments		Pro-forma Combined Strategic Partners Small Cap Value
		(Unaudited)	(Unaudited)		(Unaudited)
Assets
Investments, at amortized cost which approximates market value	$66,115,212	$227,461,824			$293,577,036
Cash	11,521	1,730,391			1,741,912
Receivable for investments sold	276,568	32,286			308,854
Receivable for Fund shares sold	203,191	34,685			237,876
Dividends and interest receivable	50,784	114,254			165,038
Prepaid expenses	631	29,190			29,821
Total assets	66,657,907	229,402,630			296,060,537

Liabilities

Payable to Broker for collateral for securities on loan	—	24,933,556			24,933,556
Payable for investments purchased	1,667,376	30,403			1,697,779
Payable for Fund shares reacquired	104,665	329,109			433,774
Accrued expenses	85,014	133,118			218,132
Management fee payable	36,081	99,790			135,871
Distribution fee payable	39,065	157,691			196,756
Deferred directors' fees	2,375	4,127			6,502
Total liabilities	1,934,576	25,687,794			27,622,370

Net Assets	$64,723,331	$203,714,836			268,438,167

Net assets were comprised of:
Common stock, at par ($.001 par value; unlimited shares authorized for issuance for each fund)	$4,236	$14,691	(1,284)		17,643
Paid-in capital in excess of par	51,158,270	148,101,768	1,284		199,261,322
	51,162,506	148,116,459			199,278,965
Accumulated net realized gain on investments	2,386,770	3,578,868			5,965,638
Net unrealized appreciation on investments	11,174,055	53,904,691			65,078,746
Net operating loss	—	(1,885,182)			(1,885,182)
Net assets, June 30, 2004	$64,723,331	$203,714,836	—		268,438,167

Class A
Net assets	$23,589,474	$4,212,725	$—		$27,802,199
Shares of common stock issued and outstanding)	1,504,443	295,911	(27,240	)(a)	1,773,114
Net asset value and redemption price per share	$15.68	$14.24			$15.68
Maximum sales charge (5.5% of offering price)	0.91	0.83			0.91
Maximum offering price to public	$16.59	$15.07			$16.59
Class B
Net assets	$21,341,372	$480,096	—		$21,821,468
Shares of common stock issued and outstanding)	1,417,098	34,840	(2,961	)(a)	1,448,977
Net asset value, offering price and redemption price per share	$15.06	$13.78			$15.06
Class C
Net assets	$19,792,485	$40,178,716	—		$59,971,201
Shares of common stock issued and outstanding)	1,314,337	2,920,527	(252,425	)(a)	3,982,439
Offering price and redemption price per share	$15.06	$13.76			$15.06
Class L
Net assets	—	$41,641,842	—		$41,641,842
Shares of common stock issued and outstanding)	—	2,931,091	(275,361	)(a)	2,655,730
Net asset value, offering price and redemption price per share	—	$14.21	—		$15.68
Class M
Net assets	—	$89,761,010	—		$89,761,010
Shares of common stock issued and outstanding)	—	6,517,303	(556,646	)(a)	5,960,657
Net asset value, offering price and redemption price per share	—	$13.77	—		$15.06
Class X
Net assets	—	$27,440,447	—		$27,440,447
Shares of common stock issued and outstanding)	—	1,991,880	(169,674	)(a)	1,822,206
Net asset value, offering price and redemption price per share	—	$13.78	—		$15.06

Notes to pro-forma Statement of Assets and Liabilities:

(a) Represents the difference between total additional shares to be issued (see note 2) and current Strategic Partners Small Cap Value Fund shares outstanding

See accompanying notes to Pro forma financial statements

Pro forma Statement of Operations

12 Months Ended July 31, 2004

	Strategic Partners Small Cap Value 8/1/03 - 7/31/04	Strategic Partners Small Company 8/1/03 - 7/31/04	Pro forma adjustments		Pro forma combined Strategic Partners Small Cap Value
		(Unaudited)	(Unaudited)		(Unaudited)
Net Investment Income
Income
Dividends	$910,704	$2,412,940			$3,323,644
Interest	0	26,152			26,152
Less: Foreign withholding taxes	(705)	(2,000)			(2,705)
	$909,999	$2,437,092			$3,347,091

Expenses
Management fee	378,488	2,151,789	(645,537	)(a)	1,884,740
Distribution fee - Class A	36,911	58,725			95,636
Distribution fee - Class B	199,977	214,346			414,323
Distribution fee - Class C	193,077	292,296			485,373
Distribution fee - Class L	0	726,330			726,330
Distribution fee - Class M	0	335,510			335,510
Distribution fee - Class X	0	281,024			281,024
Transfer agent's fees and expenses	105,000	752,149			857,149
Reports to shareholders	29,000	97,884	(69,470	)(b)	57,414
Administration, Accounting and Custodian's fees and expenses	107,000	185,227	(160,504	)(b)	131,723
Registration fees	30,000	46,123	(23,062	)(b)	53,061
Legal fees and expenses	33,000	15,900	(15,900	)(c)	33,000
Directors' fee and expenses	9,000	18,112	(18,112	)(c)	9,000
Audit fee	21,000	19,067	(19,067	)(c)	21,000
Miscellaneous	7,358	11,514	(11,514	)(c)	7,358
Total expenses	1,149,811	5,205,996	(963,166)		5,392,641
Less: Expense subsidy	0	(285,515)	285,515		0
Add: Interest expense	0	1,603			1,603
Net Expense	1,149,811	4,922,084	(677,651)		5,394,244
Net investment income	(239,812)	(2,484,992)	677,651		(2,047,153)

Net Realized Gain on Investments
Net realized gain on investment transactions	7,062,799	8,440,273			15,503,072
Net change in unrealized appreciation (depreciation) on investments	5,384,527	29,886,924			35,271,451

Net Increase In Net Assets Resulting From Operations	$12,207,514	$35,842,205	$677,651		$48,727,370

Notes to pro-forma Statement of Operations:

(a ) Based on management fee schedule of Strategic Partners Small Cap Value fund.

(b ) Reduction due to savings from elimination of certain duplicative expenses and economies of scale.

(c ) Elimination of duplicate expense.

See accompanying notes to Pro forma financial statements

Strategic Partners Small Capitalization Value Fund merger with Strategic Partners

Small Company Fund

Notes to Pro-Forma Financial Statements

(unaudited)

1.              Basis of Combination – The Pro-Forma Statement of Assets and Liabilities, including the Pro-Forma Schedule of Investments at July 31, 2004 and the related Pro-Forma Statement of Operations (“Pro-Forma Statements”) for the year ended July 31, 2004, reflect the accounts of Strategic Partners Small Capitalization Value Fund and Strategic Partners Small Company Fund, each a “Fund.”

The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Strategic Partners Small Company Fund in exchange for shares in Strategic Partners Small Capitalization Value Fund as if it had occurred at the beginning of the year.  The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund included in their respective Statement of Additional Information.

2.              Shares of Beneficial Interest – The pro-forma net asset value per share assumes the issuance of additional Class A, B, C, L, M, and X shares of Strategic Partners Small Capitalization Value Fund, which would have been issued on July 31, 2004, in connection with the proposed reorganization.  Shareholders of Strategic Partners Small Company Fund would become shareholders of Strategic Partners Small Capitalization Value Fund, receiving shares of Strategic Partners Small Capitalization Value Fund equal to the value of their holdings in Strategic Partners Small Company Fund. The amount of additional shares assumed to be issued has been calculated based on the July 31, 2004 net assets of Strategic Partners Small Company Fund and Strategic Partners Small Capitalization Value Fund, the net asset value per share of as follows:

Strategic Partners Small Cap Value Fund Additional Shares Issued		Net Assets 7/31/04	Net Asset Value Per Share 7/31/04
Class A	268,671	$4,212,725	$15.68
Class B	31,879	$480,096	$15.06
Class C	2,668,102	$40,178,716	$15.06
Class L	2,655,730	$41,641,842	$15.68
Class M	5,960,657	$89,761,010	$15.06
Class X	1,822,206	$27,440,447	$15.06

3.              Pro Forma Operations – The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund.  Accordingly, the combined gross investment income is equal to the sum of each Fund’s gross investment income.  Certain expenses have been adjusted to reflect the expected expenses of the combined entity.  The pro-forma investment management fees and plan of distribution fees of the combined Fund are based on the fee schedule in effect for Strategic Partners Small Capitalization Value Fund at the combined level of average net assets for the twelve months ended July 31, 2004.

STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

FILE NOS. 333-82621 & 811-09439

FORM N-14

PART C

OTHER INFORMATION

Item 25.  Indemnification

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act), and pursuant to Article VII of the Agreement and Declaration of Trust (Exhibit (1)(c) to this Registration Statement) and Article XI of the Trust’s By-Laws (Exhibit (2) to the Registration Statement), officers, trustees, employees and agents of Registrant will not be liable to Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with Registrant, subject to the same exceptions. Section 3817 of the Delaware Statutory Trust Act permits indemnification of trustees who acted in good faith and reasonably believed that the conduct was in the best interest of the Trust. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (7)(a) to this Registration Statement), the Distributor of Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act), may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 8 of the Management Agreement (Exhibit (6)(A) to the Registration Statement) and Section 4 of the Subadvisory Agreements (Exhibits (6)(B) through (6)(M) to the Registration Statement) limit the liability of PI and each Adviser, respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act as long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.

Item 16.  Exhibits

The following exhibits are incorporated by reference to the previously filed document indicated below, except as otherwise noted below:

(1)                      Copies of the charter of the Registrant as now in effect:

                            (A)  Certificate of Trust.1

                            (B)   Certificate of Amendment to the Certificate of Trust dated September 4, 2001.4

                            (C)   Agreement and Declaration of Trust.1

                            (D)  Certificate of Correction of Certificate of Amendment to the Certificate of Trust dated as of May 8, 2002, and filed May 14, 2002.4

(2)          Copies of the existing by-laws or corresponding instruments of the Registrant:

(A)          Amended and Restated Bylaws of the Trust, dated November 16, 2004.6

(3)          Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant:

Not Applicable

(4)          Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

(A)              The Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement.

(5)          Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant:

(A)            In response to this item, Registrant incorporates by reference the following provisions of its Agreement and Declaration of Trust and By-Laws, defining the rights of the Trust’s shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws.5

(6)          Copies of all investment advisory contracts relating to the management of the assets of the Registrant:

(A)      Management Agreement between Registrant and Prudential Investments Fund Management LLC (PI).2

(B)        Subadvisory Agreement between PI and J. P. Morgan Investment Management Inc.2

(C)        Subadvisory Agreement between PI and Westcap Investors, LLC. dated July 24, 2003.5

(D)       Subdvisory Agreement between PI and Columbus Circle Investors.2

(E)         Subadvisory Agreement between PI and Pacific Investment Management Company.2

(F)         Subadvisory Agreement between PI and Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”) dated October 22. 2001.4

(G)        Subadvisory Agreement between PI and Robert Fleming Inc. (d/b/a J.P. Morgan Investment Management Inc.).2

(H)       Subadvisory Agreement between PI and EARNEST Partners, LLC (“EARNEST”) dated December 13, 2001.4

(I)            Subadvisory Agreement between PI and Oak Associates, Ltd.2

(J)           Subadvisory Agreement between PI and RS Investments.6

(K)       Subadvisory Agreement between PI and NFJ Investment Group, L.P.6

(L)         Form of Subadvisory Agreement between PI and Lee Munder Capital Group L.P.6

(M)    Form of Subadvisory Agreement between PI and J.P. Morgan Investment Management Inc.6

(7)         Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

(A)      Distribution Agreement between the Registrant and Prudential Investment Management Services LLC (PIMS).2

(B)        Selected Dealer Agreement.3

(8)         Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document:

Not applicable.

(9)         Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration:

(A)          Custodian Contract between the Registrant and The Bank of New York (BNY) dated November 7, 2002.7

(10)        Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan:

(A)              12b-1 Fee Waivers and Expense Limitations for Class A Shares, Class B Shares and Class C Shares.4

(B)               Distribution and Service Plan for Class L Shares.6

(C)               Distribution and Service Plan for Class M Shares.6

(D)              Distribution and Service Plan for Class X Shares.6

(E)               Rule 18f-3 Plan.6

(11)        An opinion and consent of Morris Nichols, Arsht & Tunnell as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable.*

(12)        An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus:

(A)          Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders**

(13)        Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

(A)          Transfer Agency and Service Agreement between Registrant and Prudential Mutual Fund Services LLC.2

(B)           Amendment to Transfer Agency and Service Agreement dated September 4, 2002.7

(14)        Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

(A)          Consent of independent auditors.*

(15)        All financial statements omitted pursuant to Items 14(a)(1):

Not Applicable

(16)        Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(A)            Powers of Attorney dated March 2, 2005**

(B)             Powers of Attorney dated March 2, 2005.*

(17)        Any additional exhibits which the registrant may wish to file.

Proxy card.*

1                  Incorporated by reference to the Registration Statement on Form N-1A filed on July 9, 1999 (File No. 333-82621)

2.               Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A filed on October 31, 2000 (File No.333-82621).

3.               Incorporated by reference to Post-Effective Amendment No. l to the Registration Statement on Form N-1A filed on August 1, 2000. (File No. 333-82621).

4.               Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on September 30, 2002.

5.               Incorporated by reference to Exhibit (a)(3) and Exhibit (b) of the Registration Statement on Form N-1A filed on September 23, 2004 (File No. 333-82621).

6.               Incorporated by reference to the Registration Statement on Form N-1A filed on November 22, 2004 (File No. 333-82621).

7.               Incorporated by reference to the identically numbered exhibit to Registrant’s Post-Effective Amendment No. 9 filed on Form N-1A on October 2, 2003.

*                 Filed herewith.

**          To be filed by Post-Effective Amendment.

Item 17.  Undertakings

(a)           The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)           The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Newark and State of New Jersey, on the 1st day of April, 2005.

Strategic Partners Style Specific Funds
(Registrant)

By:	/s/ Deborah A. Docs
Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/Linda W. Bynoe
Linda W. Bynoe	Trustee

/s/David E. A. Carson*
David E. A. Carson	Trustee

/s/Robert E. La Blanc*
Robert E. La Blanc	Trustee

/s/Douglas H. McCorkindale*
Douglas H. McCorkindale	Trustee

/s/Richard A. Redeker*
Richard A. Redeker	Trustee

/s/Robin B. Smith*
Robin B. Smith	Trustee

/s/Stephen G. Stoneburn*
Stephen G. Stoneburn	Trustee

/s/Clay T. Whitehead*
Clay T. Whitehead	Trustee

/s/Judy A. Rice*
Judy A. Rice	President and Trustee

/s/Robert F. Gunia*
Robert F. Gunia	Vice President and Trustee

/s/Grace C. Torres*
Grace C. Torres	Treasurer and Principal Financial and Accounting Officer

*By:	/s/ Deborah A. Docs	April 1, 2005
Deborah A. Docs

*  Signs this document pursuant to powers of attorney

 STRATEGIC PARTNERS STYLE SPECIFIC FUNDS

REGISTRATION STATEMENT ON FORM N-14

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION
(1)(A)	Certificate of Trust	*
(1)(B)	Certificate of Amendment to the Certificate of Trust dated September 4, 2001	*
(1)(C)	Agreement and Declaration of Trust	*
(1)(D)	Certificate of Correction of Certificate of Amendment to the Certificate of Trust dated as of May 8, 2002, and filed May 14, 2002	*
(2)(A)	Amended and Restated Bylaws of the Trust, dated November 16, 2004	*
(4)(A)	The Plan of Reorganization is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement	*
(5)(A)	Agreement and Declaration of Trust and By-Laws, defining the rights of the Trust’s shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws	*
(6)(A)	Management Agreement between Registrant and Prudential Investments Fund Management LLC (PI).	*
(6)(B)	Subadvisory Agreement between PI and J. P. Morgan Investment Management Inc	*
(6)(C)	Subadvisory Agreement between PI and Westcap Investors, LLC. dated July 24, 2003	*
(6)(D)	Subdvisory Agreement between PI and Columbus Circle Investors	*
(6)(E)	Subadvisory Agreement between PI and Pacific Investment Management Company	*
(6)(F)	Subadvisory Agreement between PI and Hotchkis and Wiley Capital Management, LLC (“Hotchkis & Wiley”) dated October 22. 2001	*
(6)(G)	Subadvisory Agreement between PI and Robert Fleming Inc. (d/b/a J.P. Morgan Investment Management Inc.)	*
(6)(H)	Subadvisory Agreement between PI and EARNEST Partners, LLC (“EARNEST”) dated December 31, 2001	*
(6)(I)	Subadvisory Agreement between PI and Oak Associates, Ltd	*
(6)(J)	Subadvisory Agreement between PI and RS Investments	*
(6)(K)	Subadvisory Agreement between PI and NFJ Investment Group, L.P.	*
(6)(L)	Form of Subadvisory Agreement between PI and Lee Munder Capital Group L.P.	*
(6)(M)	Form of Subadvisory Agreement between PI and J.P. Morgan Investment Management Inc	*
(7)(A)	Distribution Agreement between the Registrant and Prudential Investment Management Services LLC (PIMS)	*
(7)(B)	Selected Dealer Agreement	*
(9)(A)	Custodian Contract between the Registrant and The Bank of New York (BNY) dated November 7, 2002	*
(10)(A)	12b-1 Fee Waivers and Expense Limitations for Class A Shares, Class B Shares and Class C Shares	*
(10)(B)	Distribution and Service Plan for Class L Shares	*
(10)(C)	Distribution and Service Plan for Class M Shares	*
(10)(D)	Distribution and Service Plan for Class X Shares	*
(10)(E)	Rule 18f-3 Plan	*
(11)(A)

An opinion and consent of Morris Nichols, Arsht & Tunnell as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable.

Attached
(12)(A)	Form of Opinion and Consent of Counsel Supporting Tax Matters	To be filed by subsequent amendment

and Consequences to Shareholders
(13)(A)	Transfer Agency and Service Agreement between Registrant and Prudential Mutual Fund Services LLC	*
(13)(B)	Amendment to Transfer Agency and Service Agreement dated September 4, 2002	*
(14)(A)	Consent of independent auditors	Attached
(16)(A)	Powers of Attorney	Attached
(16)(B)	Powers of Attorney	Attached
(17)(A)	Proxy card	Attached